                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-2671

                             SCUDDER MUNICIPAL TRUST
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        5/31

Date of reporting period:       11/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Managed Municipal Bond Fund

Semiannual Report to Shareholders

November 30, 2005

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Investment Management Agreement Approval

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. This fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. A portion of the fund's returns may be subject to federal, state, local and alternative minimum tax. Finally, the fund may focus its investments in certain geographical regions, thereby increasing its vulnerability to developments in that region. This may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary November 30, 2005

Classes A, B, C and Institutional

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown for Class A, B, C and Institutional Class reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns and rankings may differ by share class.

A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 11, 2001 are derived from the historical performance of Class S shares of the Scudder Managed Municipal Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 11/30/05
Scudder Managed Municipal Bond Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	.75%	3.83%	4.25%	5.48%	5.27%
Class B	.37%	2.92%	3.44%	4.66%	4.45%
Class C	.36%	3.04%	3.44%	4.65%	4.43%
Lehman Brothers Municipal Bond Index+	.36%	3.88%	4.86%	5.92%	5.72%
Scudder Managed Municipal Bond Fund	6-Month*	1-Year	3-Year	Life of Class*
Institutional Class	.77%	4.01%	4.50%	4.08%
Lehman Brothers Municipal Bond Index+	.36%	3.88%	4.86%	4.51%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 11/30/05	$ 9.07	$ 9.07	$ 9.07	$ 9.07
5/31/05	$ 9.20	$ 9.20	$ 9.20	$ 9.21
Distribution Information: Six Months: Income Dividends as of 11/30/05	$ .20	$ .16	$ .16	$ .21
November Income Dividend	$ .0336	$ .0278	$ .0277	$ .0352
SEC 30-day Yield++ as of 11/30/05	3.47%	2.88%	2.87%	3.77%
Tax Equivalent Yield++ as of 11/30/05	5.34%	4.43%	4.42%	5.80%
Current Annualized Distribution Rate++ as of 11/30/05	4.51%	3.73%	3.72%	4.72%

++ The SEC yield is net investment income per share earned over the month ended November 30, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as a percentage of net asset value on November 30, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield would have been 3.42% and 2.81% for Classes A and C, respectively, had certain expenses not been reduced. In addition, the current annualized distribution rate would have been 4.46% and 3.65% for Classes A and C, respectively, had certain expenses not been reduced. Yields and distribution rates are historical and will fluctuate.

Class A Lipper Rankings — General Municipal Debt Funds Category as of 11/30/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	75	of	266	29
3-Year	136	of	253	54

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Managed Municipal Bond Fund — Class A [] Lehman Brothers Municipal Bond Index+

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550. The growth of $10,000 is cumulative.

Comparative Results (Adjusted for Maximum Sales Charge) as of 11/30/05
Scudder Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,915	$10,820	$12,471	$15,958
	Average annual total return	-.85%	2.66%	4.52%	4.78%
Class B	Growth of $10,000	$9,994	$10,872	$12,459	$15,459
	Average annual total return	-.06%	2.83%	4.50%	4.45%
Class C	Growth of $10,000	$10,304	$11,068	$12,553	$15,432
	Average annual total return	3.04%	3.44%	4.65%	4.43%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,388	$11,531	$13,333	$17,447
	Average annual total return	3.88%	4.86%	5.92%	5.72%
Scudder Managed Municipal Bond Fund		1-Year	3-Year	Life of Class*
Institutional Class	Growth of $1,000,000	$1,040,100	$1,141,300	$1,140,100
	Average annual total return	4.01%	4.50%	4.08%
Lehman Brothers Municipal Bond Index+	Growth of $1,000,000	$1,038,800	$1,153,100	$1,154,000
	Average annual total return	3.88%	4.86%	4.51%

The growth of $10,000 and $1,000,000 are cumulative.

The minimum initial investment for Institutional Class is $1,000,000.

* Institutional Class shares commenced operations on August 19, 2002. Index returns begin August 31, 2002.

+ The Lehman Brothers Municipal Bond Index is an unmanaged market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during the 3-year, 5-year and 10-year periods shown for Class S and all periods shown for Class AARP reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns and rankings may differ by share class.

A portion of the Fund's distributions may be subject to federal, state and local tax and the alternative minimum tax.

Returns shown for Class AARP shares for the period prior to their inception on July 31, 2000 are derived from the historical performance of Class S shares of the Scudder Managed Municipal Bond Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 11/30/05
Scudder Managed Municipal Bond Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class S	.86%	4.09%	4.51%	5.73%	5.50%
Class AARP	.86%	4.07%	4.51%	5.73%	5.50%
Lehman Brothers Municipal Bond Index+	.36%	3.88%	4.86%	5.92%	5.72%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 11/30/05	$ 9.08	$ 9.08
5/31/05	$ 9.21	$ 9.21
Distribution Information Six Months: Income Dividends as of 11/30/05	$ .21	$ .21
November Income Dividend	$ .0353	$ .0351
SEC 30-day Yield++ as of 11/30/05	3.85%	3.82%
Tax Equivalent Yield++ as of 11/30/05	5.92%	5.88%
Current Annualized Distribution Rate++ as of 11/30/05	4.73%	4.70%

++ The SEC yield is net investment income per share earned over the month ended November 30, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield would have been 3.82% for the AARP Class had certain expenses not been reduced. In addition, the current annualized distribution rate would have been 4.70% had certain expenses not been reduced. Yields and distribution rates are historical and will fluctuate.

Class S Lipper Rankings — General Municipal Debt Funds Category as of 11/30/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	59	of	266	23
3-Year	102	of	253	41
5-Year	47	of	221	22
10-Year	20	of	145	14

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder Managed Municipal Bond Fund — Class S [] Lehman Brothers Municipal Bond Index+

Yearly periods ended November 30
Comparative Results as of 11/30/05
Scudder Managed Municipal Bond Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,409	$11,416	$13,214	$17,074
	Average annual total return	4.09%	4.51%	5.73%	5.50%
Class AARP	Growth of $10,000	$10,407	$11,414	$13,213	$17,079
	Average annual total return	4.07%	4.51%	5.73%	5.50%
Lehman Brothers Municipal Bond Index+	Growth of $10,000	$10,388	$11,531	$13,333	$17,447
	Average annual total return	3.88%	4.86%	5.92%	5.72%

The growth of $10,000 is cumulative.

+ The Lehman Brothers Municipal Bond Index is an unmanaged market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class A, B, C, AARP and Institutional Class limited these expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended November 30, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2005
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Beginning Account Value 6/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/05	$ 1,007.50	$ 1,003.70	$ 1,003.60	$ 1,008.60	$ 1,008.60	$ 1,007.70
Expenses Paid per $1,000*	$ 3.67	$ 7.43	$ 7.48	$ 2.52	$ 2.57	$ 2.52
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Beginning Account Value 6/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/05	$ 1,021.41	$ 1,017.65	$ 1,017.60	$ 1,022.56	$ 1,022.51	$ 1,022.56
Expenses Paid per $1,000*	$ 3.70	$ 7.49	$ 7.54	$ 2.54	$ 2.59	$ 2.54

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Scudder Managed Municipal Bond Fund	.73%	1.48%	1.49%	.50%	.51%	.50%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

Philip G. Condon, Ashton P. Goodfield and Eleanor R. Brennan serve as co-lead portfolio managers of Scudder Managed Municipal Bond Fund. Matthew J. Caggiano is also a portfolio manager. In the following interview, Scudder's municipal bond team discusses the fund's performance for the period and the market environment for municipal bonds.

Q:  Will you describe the general market environment during the semiannual period ended November 30, 2005?

A:  Municipal bonds and the broad bond market delivered weak results over the period, as interest rates rose across all maturities. The municipal bond market, as measured by the Lehman Brothers Municipal Bond Index, delivered a total return of 0.36% for the six months ended November 30, 2005.1 The broad bond market, as measured by the Lehman Brothers Aggregate Bond Index, delivered a total return of -0.48% for the same period.2

1 The Lehman Brothers Municipal Bond Index is an unmanaged market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

2 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities with average maturities of one year or more.

Index returns assume reinvestment of all distributions and, unlike funds returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The relationship between supply of and demand for municipal issues can be an important factor in the performance of this market. High demand or low supply can drive municipal bond prices higher, while low demand or high supply can have the reverse effect. For the period, the supply of municipal issues coming to market remained heavy, driven in large part by refunding as issuers sought to take advantage of historically low interest rates, although the supply of newly originated issues began to spike as well toward the end of the period. In fact, through the end of November, municipal issuance in 2005 was on pace to exceed the record for any calendar year. On the demand side, interest from retail investors which had been soft because of low yields and concerns about the potential for a rise in interest rate levels (and decline in bond prices), showed signs of strengthening as rates rose. Institutions such as insurance companies and hedge funds continued to support the market, while mutual fund flows have also been positive, although largely focused on high-yield vehicles.

During the six-month period, the Federal Reserve Board (the Fed) increased the federal funds rate — the interbank overnight lending rate and a benchmark for market interest rates — from 3.00% to 4.00% in four increments of 0.25%. This caused yields on shorter-term bonds, which are highly sensitive to Fed moves, to rise. Since a bond's yield moves in the opposite direction of its price, this meant that prices of short-term bonds generally fell. Longer-term interest rates, which had previously confounded expectations by remaining relatively stable in the face of Fed tightening, rose as well, although to a somewhat lesser extent.

The overall result was that the tax-free yield curve continued along its recent course of flattening, but only to a modest degree.3 On the municipal bond curve, yields on two-year issues increased by 48 basis points while bonds with 30-year maturities experienced a yield increase of 29 basis points, resulting in a total flattening of 19 basis points. (100 basis points equals one percentage point. See the accompanying graph for a depiction of municipal bond yield changes between the beginning and end of the period.)

3 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as "steep," this is especially true) the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.

Municipal bond yield curve (as of 5/31/05 and 11/30/05)

Maturity

Source: Municipal Market Data

This chart is not intended to represent the yield of any Scudder fund.

Q:  How did Scudder Managed Municipal Bond Fund perform for the six-month period ended November 30, 2005?

A:  Scudder Managed Municipal Bond Fund posted a modest positive return over the period, while outperforming its benchmark and average Lipper peer. The fund's Class A shares delivered a total return of 0.75%, while its benchmark, the unmanaged Lehman Brothers Municipal Bond Index, returned 0.36%. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results.) The fund outperformed its average peer in the Lipper General Municipal Debt Funds category, which gained 0.17%.4 (Please see pages 3 through 8 for the performance of other share classes and more complete performance information.)

4 The Lipper General Municipal Debt Funds category includes funds that invest primarily in municipal debt issues in the top four credit ratings. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the General Municipal Debt Funds category. For the one- and 3-year periods this category's average was 3.29% (266 funds) and 4.31% (253 funds), respectively, as of November 30, 2005. It is not possible to invest directly into a Lipper category.

Q:  How was the fund positioned, and how did this positioning contribute to its performance for the semiannual period ended November 30, 2005?

A:  We do not focus on trying to predict the overall level of interest rates, and we attempt to keep the fund's duration and overall interest rate sensitivity similar to that of its peers and its benchmark, the Lehman Brothers Municipal Bond Index.5 At the same time, we continue to monitor the municipal yield curve and position the fund's investments along the curve based upon where we believe the best total return opportunities lie. In this vein, while targeting a neutral duration stance, we worked to minimize the fund's exposure to intermediate-term issues, which underperformed over the period.

5 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a 100-basis-point (one single percentage point) change in market interest rate levels. A duration of 1.25, for example, means that the price of a bond or bond portfolio should rise by approximately 1.25% for a one-percentage-point drop in interest rate and that it should fall by 1.25% for a one-percentage-point rise in interest rates.

The fund overall was somewhat conservatively positioned with respect to the credit quality of the bonds we held, and this constrained performance a bit as credit spreads continued to tighten. Our holdings of tobacco-related issues helped returns as this sector benefited from spread tightening and refunding activity (which generally results in an improved credit profile and price increases for affected issues). Our underexposure to airline-related issues helped performance as well, as this sector continued to experience distress in the aftermath of bankruptcy filings by Delta and Northwest.

We are currently emphasizing bonds with maturities in the 10-15 year range and that are priced to a call. This positioning reflects our assessment of the relative attractiveness from a risk/reward standpoint of different segments of the municipal market. More broadly, we believe that municipal bonds are fairly valued relative to Treasuries and agencies all along the yield curve. We will continue to take a prudent approach to investing in the municipal market, while seeking to maintain an attractive dividend and minimize taxable capital gains distributions.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary November 30, 2005

Portfolio Composition	11/30/05	5/31/05

Revenue Bonds	56%	57%
General Obligation Bonds	22%	23%
US Government Secured	14%	12%
Lease Obligations	8%	8%
	100%	100%
Quality	11/30/05	5/31/05

AAA	70%	73%
AA	8%	8%
A	7%	6%
BBB	7%	7%
Not Rated	8%	6%
	100%	100%
Effective Maturity	11/30/05	5/31/05

0 - 4.99 years	27%	24%
5 - 9.99 years	51%	53%
10 - 15 years	18%	18%
Greater than 15 years	4%	5%
	100%	100%

Weighted average effective maturity: 7.38 years and 7.73 years, respectively.

Top Five State Allocations (% of total Investment Portfolio)	11/30/05	5/31/05

California	18%	18%
Illinois	11%	11%
New Jersey	8%	8%
New York	8%	7%
Texas	7%	7%

Portfolio composition, quality, effective maturity and top five state allocations are subject to change.

The quality ratings represent the lower of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

For more complete details about the Fund's investment portfolio, see page 18. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of November 30, 2005 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 89.9%
Alabama 0.1%
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	4,299,840
Alaska 0.5%
Anchorage, AK, Core City General Obligation, 5.5%, 7/1/2021 (a)	3,860,000	4,207,361
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (a)	5,000,000	6,020,800
Anchorage, AK, State General Obligation:
5.5%, 7/1/2019 (a)	2,500,000	2,728,000
5.5%, 7/1/2020 (a)	2,500,000	2,724,975
North Slope Borough, AK, County General Obligation Lease, Series B, Zero Coupon, 6/30/2011 (a)	5,000,000	4,023,000
		19,704,136
Arizona 1.3%
Arizona, School District General Obligation, School Facilities Board Revenue:
Series B, 5.25%, 9/1/2017 (a)	6,500,000	7,132,905
5.5%, 7/1/2014	5,000,000	5,470,050
5.5%, 7/1/2015	3,000,000	3,282,030
5.5%, 7/1/2016	5,000,000	5,470,050
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (a)	7,500,000	8,285,325
5.25%, 7/1/2017 (a)	10,000,000	11,076,200
Phoenix, AZ, Transportation/Tolls Revenue, Series A, Zero Coupon, 7/1/2012 (a)	4,675,000	3,606,295
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., Prerefunded, 6.0%, 7/1/2011 (a)	4,105,000	4,573,996
Scottsdale, AZ, General Obligation, 5.375%, 7/1/2015	1,635,000	1,783,753
Tucson, AZ, Water & Sewer Revenue, 5.5%, 7/1/2018 (a)	4,100,000	4,530,131
		55,210,735
Arkansas 0.5%
Arkansas, University Revenues, University of Arkansas, UAMS Campus, Series B, 5.0%, 11/1/2026 (a)	2,000,000	2,089,920
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (a)	4,025,000	4,158,912
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (a)	13,080,000	15,307,131
		21,555,963
California 16.3%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, 8.0%, 1/1/2019 (a)	925,000	1,176,544
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, 8.0%, 1/1/2019 (a)	985,000	1,188,117
California, Department of Water Resources Revenue:
Prerefunded, Series W, 5.5%, 12/1/2015	565,000	624,478
5.5%, 12/1/2015	2,825,000	3,093,460
California, Department of Water Resources Revenue, Central Valley Project, Series AC, 5.0%, 12/1/2027 (a)	9,000,000	9,380,880
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.25%, 5/1/2020	2,000,000	2,191,200
Series A, 5.375%, 5/1/2021	5,000,000	5,513,400
Series A, 5.375%, 5/1/2022	10,665,000	11,760,082
Series A, 5.875%, 5/1/2016	20,000,000	22,614,200
California, Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Series A-1, 6.625%, 6/1/2040	27,545,000	30,325,943
California, Higher Education Revenue, 5.25%, 11/1/2020 (a)	6,315,000	6,808,833
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (a)	1,000,000	686,950
California, Housing Finance Agency Revenue, Home Mortgage, Series F, AMT, 3.0%*, 2/1/2033 (a)	1,000,000	1,000,000
California, Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.0%, 6/1/2025	2,500,000	2,570,525
California, Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	1,400,000	1,502,606
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	1,735,000	1,801,312
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	11,023,306
Series B, 5.625%, 6/1/2038	37,265,000	41,586,249
Series 2003-A-1, 6.75%, 6/1/2039	47,520,000	53,539,834
California, State Agency General Obligation Lease, Series A, 6.3%, 12/1/2006 (a)	8,095,000	8,346,997
California, State Daily Kindergarten University, Series A-5, 2.95%*, 5/1/2034, Citibank NA (b)	900,000	900,000
California, State Department Water Resources Power Supply Revenue, Series C-1, 3.04%*, 5/1/2022, Dexia Credit Local (b)	775,000	775,000
California, State General Obligation:
5.0%, 5/1/2015	10,450,000	11,213,895
5.0%, 6/1/2029 (a)	25,000,000	25,945,000
5.0%, 2/1/2031 (a)	26,975,000	27,750,531
5.0%, 4/1/2031 (a)	10,000,000	10,326,200
5.0%, 12/1/2031 (a)	32,470,000	33,548,653
5.125%, 11/1/2024	5,000,000	5,231,500
5.25%, 2/1/2017	17,450,000	18,675,164
5.25%, 2/1/2027 (a)	4,790,000	5,051,294
6.25%, 10/1/2007 (a)	4,000,000	4,213,080
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2021	5,275,000	5,673,210
California, State Revenue Lease, 5.25%, 12/1/2020 (a)	22,040,000	23,583,241
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.5%, 6/1/2020	5,000,000	5,386,850
Series C, 5.5%, 6/1/2021	2,500,000	2,688,175
California, State University Revenue:
Series A, 5.0%, 11/1/2016 (a)	16,790,000	18,134,711
Series A, 5.125%, 5/15/2017 (a)	10,000,000	10,719,100
Series A, 5.25%, 11/1/2021 (a)	4,000,000	4,312,800
California, State University Revenue, Systemwide, Series C, 5.0%, 11/1/2019 (a)	15,245,000	16,295,838
Fairfield-Suisun, CA, Unified School District General Obligation, Election 2002, 5.0%, 8/1/2024 (a)	3,840,000	4,019,866
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	7,526,640
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	3,096,250
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	12,874,822
Series A, Prerefunded, 6.0%, 1/1/2016	20,400,000	22,451,832
Series A, ETM, 7.05%, 1/1/2009	5,000,000	5,549,550
Series A, Prerefunded, 7.1%, 1/1/2011	4,000,000	4,635,560
Series A, Prerefunded, 7.1%, 1/1/2012	4,000,000	4,635,560
Series A, Prerefunded, 7.15%, 1/1/2014	6,250,000	7,254,875
La Quinta, CA, Financing Authority Local Agency Revenue, Series A, 5.0%, 9/1/2029 (a)	12,400,000	12,875,416
Los Angeles County, CA, County General Obligation Lease:
Zero Coupon, 9/1/2007	4,030,000	3,758,620
Zero Coupon, 9/1/2009	5,425,000	4,664,903
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, AMT, Series C, 7.5%*, 12/1/2024	2,500,000	2,491,225
Los Angeles, CA, School District General Obligation, Unified School District:
Series A, 5.0%, 7/1/2023 (a)	12,000,000	12,619,320
Series A, 5.0%, 7/1/2024 (a) (c)	10,000,000	10,496,200
5.75%, 7/1/2015 (a)	2,000,000	2,292,640
5.75%, 7/1/2016 (a)	17,000,000	19,475,200
Los Angeles, CA, Unified School District:
Series A-1, 5.0%*, 7/1/2017 (a)	10,000,000	10,674,500
Series A, 5.375%, 7/1/2018 (a)	16,575,000	18,064,264
Madera County, CA, Hospital & Healthcare Revenue, Valley Childrens Hospital, 6.5%, 3/15/2010 (a)	2,840,000	3,173,842
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (a)	4,235,000	2,919,567
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (a)	2,000,000	2,238,720
Pasadena, CA, Unified School District:
5.0%, 11/1/2018 (a)	650,000	705,023
5.0%, 11/1/2019 (a)	205,000	221,347
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (a)	1,000,000	655,130
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (a)	3,420,000	2,373,480
San Diego, CA, Water & Sewer Revenue:
5.632%, 4/25/2007 (a)	6,300,000	6,509,979
5.681%, 4/22/2009 (a)	4,500,000	4,831,380
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (a)	3,895,000	4,346,002
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (a)	5,000,000	3,934,100
Series A, Zero Coupon, 1/15/2013 (a)	35,295,000	26,463,132
Series A, Zero Coupon, 1/15/2014 (a)	14,905,000	10,596,859
Southern California, Public Power Authority Project Revenue, Series A, 5.0%, 1/1/2017 (a)	550,000	590,018
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (a)	2,000,000	1,312,740
Vallejo City, CA, General Obligation, Unified School District, Series A, 5.9%, 2/1/2022 (a)	3,905,000	4,645,115
		692,132,835
Colorado 2.5%
Colorado, E-40 Public Highway Authority Revenue, Series B, Zero Coupon, 9/1/2016 (a)	5,000,000	3,085,850
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communites Project:
6.75%, 12/1/2015	1,750,000	1,788,045
6.75%, 12/1/2025	4,150,000	4,238,810
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	3,000,000	3,454,770
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (a)	11,295,000	7,738,769
Series B, Zero Coupon, 9/1/2015 (a)	21,500,000	13,979,300
Series B, Zero Coupon, 9/1/2017 (a)	8,000,000	4,683,920
Series B, Zero Coupon, 9/1/2018 (a)	20,560,000	11,437,322
Series B, Zero Coupon, 9/1/2019 (a)	36,500,000	19,262,145
Series B, Zero Coupon, 9/1/2020 (a)	7,000,000	3,502,030
Series B, Zero Coupon, 9/1/2034	15,200,000	2,082,248
Series A, 5.75%, 9/1/2014 (a)	14,700,000	16,673,622
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010	3,000,000	3,402,390
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013 (a)	2,500,000	3,037,825
Mesa County, CO, Residual Revenue, EMT, Zero Coupon, 12/1/2011	11,435,000	9,019,128
		107,386,174
Connecticut 0.9%
Connecticut, State General Obligation:
Series A, 5.375%, 4/15/2017	4,870,000	5,335,621
Prerefunded, Series A, 5.375%, 4/15/2018	4,000,000	4,382,440
Series A, 5.375%, 4/15/2019	10,075,000	11,038,271
Series C, 5.5%, 12/15/2014	5,000,000	5,599,300
Series A, 5.5%, 12/15/2015	5,000,000	5,622,200
Series B, 5.5%, 6/15/2018	1,000,000	1,104,270
Prerefunded, Series E, ETM, 6.0%, 3/15/2012	170,000	191,950
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,787,946
		36,061,998
District of Columbia 0.2%
District of Columbia, Core City General Obligation:
Series B3, 5.5%, 6/1/2012 (a)	1,050,000	1,155,798
Series A1, 6.5%, 6/1/2010 (a)	1,095,000	1,230,857
Series A1, Prerefunded, 6.5%, 6/1/2010 (a)	1,175,000	1,315,377
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023 (a)	5,000,000	5,704,650
		9,406,682
Florida 2.7%
Florida, Municipal Loan Council Revenue, Series A, 5.25%, 5/1/2019 (a)	1,000,000	1,071,570
Florida, State Board of Public Education, Series D, 5.375%, 6/1/2019	1,000,000	1,081,320
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018 (a)	1,250,000	1,455,262
Florida, Water Pollution Control Financing Corp. Revenue, 5.5%, 1/15/2014	1,000,000	1,090,500
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018 (a)	2,000,000	1,131,080
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010	1,370,000	1,544,168
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems:
5.25%, 11/15/2020 (a)	1,000,000	1,028,040
5.25%, 11/15/2028 (a)	5,300,000	5,400,488
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, 6.0%, 11/15/2031	7,000,000	7,500,290
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, 6.5%, 8/15/2019 (a)	1,000,000	1,212,410
Jacksonville, FL, Health Facilities Authority:
Prerefunded, 11.5%, 10/1/2012	15,000	16,004
Prerefunded, ETM, 11.5%, 10/1/2012	85,000	123,774
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2015 (a)	4,730,000	5,326,595
5.5%, 10/1/2016 (a)	6,760,000	7,615,613
5.5%, 10/1/2018 (a)	6,470,000	7,342,415
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (a)	1,350,000	850,918
Miami Beach, FL, Stormwater Revenue, 5.75%, 9/1/2017 (a)	725,000	796,108
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (a)	2,195,000	1,458,775
Series A, Zero Coupon, 10/1/2022 (a)	7,000,000	2,930,130
Nassau County, FL, ICF/MR-Intercare Facilities Mentally Retarded Revenue, GF/Amelia Island Properties Project, Series A, 9.75%, 1/1/2023	935,000	937,337
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
5.75%, 12/1/2032	1,000,000	1,055,630
Series A, 6.25%, 10/1/2018 (a)	500,000	595,650
Series C, 6.25%, 10/1/2021 (a)	6,000,000	7,267,500
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (a)	2,830,000	3,381,171
Orange County, FL, Hospital & Healthcare Revenue, Health Facilities Authority, Orlando Regional Healthcare, Series A, 6.25%, 10/1/2016 (a)	1,170,000	1,370,210
Orlando & Orange County, FL, Expressway Authority Revenue, 6.5%, 7/1/2012 (a)	1,000,000	1,160,080
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017	6,500,000	7,791,095
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	504,520
Palm Beach County, FL, Airport Revenue:
5.75%, 10/1/2012 (a)	5,000,000	5,577,100
5.75%, 10/1/2013 (a)	5,000,000	5,619,100
Palm Beach County, FL, Airport System Revenue, 5.75%, 10/1/2014 (a)	1,000,000	1,132,700
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015 (a)	110,000	138,276
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (a)	12,500,000	14,081,750
Tallahassee, FL, Energy System Revenue:
Series A, 5.25%, 10/1/2014 (a)	1,000,000	1,100,430
5.5%, 10/1/2016 (a)	1,005,000	1,129,389
Tampa, FL, Occupational License Tax, Series A, 5.375%, 10/1/2017 (a)	1,000,000	1,084,900
Tampa, FL, Sales Tax Revenue, Series A, 5.375%, 10/1/2017 (a)	500,000	542,345
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020 (a)	2,075,000	2,421,048
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (a)	3,165,000	2,178,913
Tampa, FL, Water Utility Systems Revenue, Prerefunded, 5.625%, 10/1/2013 (a)	1,850,000	2,042,955
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012 (a)	2,965,000	3,054,602
		113,142,161
Georgia 1.5%
Athens Clarke County, GA, University Government Development Authority Revenue, University of Georgia Athletic Association, Series B, 3.02%*, 7/1/2035, Bank of America NA (b)	1,000,000	1,000,000
Atlanta, GA, Airport Revenue AMT:
Series B, 5.75%, 1/1/2010 (a)	4,240,000	4,545,873
Series B, 5.75%, 1/1/2011 (a)	1,590,000	1,710,824
Series C, 6.0%, 1/1/2011 (a)	7,375,000	8,001,432
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (a)	13,000,000	14,730,430
Cobb County, GA, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (a)	2,305,000	2,471,237
Georgia, Municipal Electric Authority Power Revenue:
Series 2005-Y, Prerefunded, 6.4%, 1/1/2013 (a)	35,000	39,560
Series 2005-Y, 6.4%, 1/1/2013 (a)	3,270,000	3,731,332
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (a)	195,000	221,586
Series V, 6.5%, 1/1/2012 (a)	5,000,000	5,561,550
Series X, 6.5%, 1/1/2012 (a)	3,500,000	3,875,760
Series W, 6.6%, 1/1/2018 (a)	11,270,000	13,393,381
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018 (a)	200,000	238,940
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (a)	3,000,000	3,246,870
		62,768,775
Hawaii 0.0%
Hawaii, State General Obligation, Series CU, Prerefunded, 5.875%, 10/1/2014 (a)	1,500,000	1,655,745
Illinois 10.1%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (a)	20,000,000	12,198,400
Series B, 5.0%, 1/1/2011 (a)	1,620,000	1,723,340
Series B, 5.125%, 1/1/2015 (a)	9,550,000	10,279,238
Series A, 5.375%, 1/1/2013 (a)	15,410,000	16,702,745
6.25%, 1/1/2011 (a)	3,000,000	3,316,740
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (a)	5,000,000	5,490,750
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (a)	11,025,000	12,735,860
Series A, 6.0%, 1/1/2020 (a)	46,340,000	54,199,727
Series A, 6.25%, 1/1/2009 (a)	6,735,000	7,271,106
Series A, 6.25%, 1/1/2015 (a)	28,725,000	32,763,160
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011 (a)	9,705,000	10,524,393
Chicago, IL, School District General Obligation, Board of Education:
Series B, Zero Coupon, 12/1/2009 (a)	7,615,000	6,537,782
Series A, Zero Coupon, 12/1/2014 (a)	2,000,000	1,356,780
6.0%, 12/1/2016 (a)	5,000,000	5,235,750
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%, 12/1/2011 (a)	1,600,000	1,816,912
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (a)	6,350,000	4,789,742
Zero Coupon, 11/1/2018 (a)	5,165,000	2,866,472
5.375%, 1/1/2013 (a)	3,215,000	3,519,557
Cook & Du Page Counties, IL, School District General Obligation, Zero Coupon, 12/1/2009 (a)	2,860,000	2,454,452
Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (a)	18,560,000	22,024,224
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue:
Zero Coupon, 5/15/2006	4,500,000	4,411,395
Zero Coupon, 5/15/2007	15,460,000	14,477,208
Illinois, Airport Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (a)	895,000	722,310
Illinois, Development Finance Authority, Hospital Revenue, Adventist Health System, Sunbelt Obligation, 5.5%, 11/15/2020	10,000,000	10,429,600
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	2,950,000	3,121,956
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (a)	3,300,000	2,195,061
Illinois, Hospital & Healthcare Revenue, Development Finance Authority, Adventist Health System, 5.5%, 11/15/2029	5,475,000	5,647,955
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,034,990
6.0%, 8/15/2007 (a)	1,460,000	1,519,802
6.0%, 8/15/2009 (a)	1,640,000	1,771,249
6.25%, 8/15/2013 (a)	3,400,000	3,842,238
Series A, 6.25%, 1/1/2015 (a)	17,000,000	19,119,560
6.4%, 6/1/2008 (a)	1,350,000	1,439,937
Illinois, Metropolitan Pier and Exposition Authority, Series A, ETM, Zero Coupon, 6/15/2011 (a)	2,900,000	2,334,094
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014 (a)	5,000,000	5,609,500
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (a)	17,975,000	12,742,837
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (a)	10,000,000	6,282,000
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (a)	3,000,000	3,349,680
6.25%, 12/15/2020 (a)	6,975,000	8,341,751
Series A, 6.5%, 12/15/2007 (a)	4,765,000	5,055,522
Series A, 6.5%, 12/15/2008 (a)	5,255,000	5,711,870
Series P, 6.5%, 6/15/2013	2,100,000	2,362,752
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (a)	7,565,000	5,539,093
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (a)	6,660,000	3,689,707
Illinois, State General Obligation, 5.5%, 5/1/2016 (a)	2,500,000	2,793,150
Illinois, Water & Sewer Revenue, Northwest Suburban Municipal Joint Action Water Agency, 6.45%, 5/1/2007 (a)	2,575,000	2,684,592
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (a)	2,280,000	2,565,866
Kane Cook & Du Page County, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (a)	1,040,000	852,810
Series B, Zero Coupon, 1/1/2012 (a)	1,300,000	1,016,691
Series B, Zero Coupon, 1/1/2013 (a)	4,595,000	3,420,334
Kane County, IL, School District General Obligation, Aurora West Side, Series A, 6.5%, 2/1/2010 (a)	1,775,000	1,971,954
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (a)	1,885,000	2,258,965
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (a)	5,880,000	4,217,136
Series B, Zero Coupon, 12/1/2014 (a)	5,985,000	4,067,286
Northern, IL, Higher Education Revenue, University, Auxiliary Facilities System, Zero Coupon, 10/1/2007 (a)	1,865,000	1,749,575
Oak Lawn, IL, Water & Sewer Revenue, Zero Coupon, 10/1/2006 (a)	1,295,000	1,259,569
Rosemont, IL, Capital Appreciation Tax:
ETM, Series 3, Zero Coupon, 12/1/2005 (a)	5,575,000	5,574,498
Series 3, Zero Coupon, 12/1/2005	1,485,000	1,484,881
ETM, Series 3, Zero Coupon, 12/1/2007 (a)	2,100,000	1,959,909
Series 3, Zero Coupon, 12/1/2007	555,000	517,232
Rosemont, IL, Other General Obligation, Tax Increment, Zero Coupon, 12/1/2005 (a)	4,455,000	4,454,644
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (a)	3,000,000	2,370,390
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	1,605,000	1,629,557
Will County, IL, Community Unit School District No. 201-U, ETM, Zero Coupon, 12/15/2006 (a)	3,725,000	3,598,685
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (a)	4,145,000	3,271,234
Series B, Zero Coupon, 12/1/2012 (a)	2,480,000	1,865,307
Series B, Zero Coupon, 12/1/2013 (a)	12,030,000	8,622,503
Series B, Zero Coupon, 12/1/2014 (a)	10,255,000	6,969,093
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, Zero Coupon, 11/1/2015 (a)	8,000,000	5,171,440
Winnebago County, IL, School District General Obligation, District No. 122 Harlem-Loves, 6.55%, 6/1/2010 (a)	1,825,000	2,044,529
		426,951,027
Indiana 1.5%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (a)	10,160,000	11,255,858
Series B, 6.0%, 1/1/2012 (a)	1,750,000	1,959,895
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (a)	1,035,000	1,137,506
Indiana, Higher Education Revenue, Series H, Zero Coupon, 8/1/2006 (a)	6,000,000	5,869,680
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	2,116,380
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	5,016,863
Prerefunded, ETM, 6.0%, 7/1/2006 (a)	1,630,000	1,655,998
ETM, 6.0%, 7/1/2006 (a)	515,000	522,869
Prerefunded, ETM, 6.0%, 7/1/2007 (a)	1,725,000	1,794,034
ETM, 6.0%, 7/1/2007 (a)	545,000	566,337
Prerefunded, ETM, 6.0%, 7/1/2008 (a)	945,000	1,003,259
ETM, 6.0%, 7/1/2008 (a)	300,000	318,075
Prerefunded, ETM, 6.0%, 7/1/2009 (a)	980,000	1,059,635
ETM, 6.0%, 7/1/2009 (a)	310,000	334,592
ETM, 6.0%, 7/1/2010 (a)	325,000	356,541
Prerefunded, ETM, 6.0%, 7/1/2011 (a)	1,100,000	1,222,188
ETM, 6.0%, 7/1/2011 (a)	345,000	383,692
Prerefunded, ETM, 6.0%, 7/1/2012 (a)	1,165,000	1,309,810
ETM, 6.0%, 7/1/2012 (a)	370,000	415,188
Prerefunded, ETM, 6.0%, 7/1/2013 (a)	1,230,000	1,396,874
ETM, 6.0%, 7/1/2013 (a)	390,000	441,133
Prerefunded, ETM, 6.0%, 7/1/2014 (a)	1,310,000	1,499,269
ETM, 6.0%, 7/1/2014 (a)	410,000	467,798
Prerefunded, ETM, 6.0%, 7/1/2015 (a)	1,385,000	1,593,581
ETM, 6.0%, 7/1/2015 (a)	440,000	502,326
Prerefunded, ETM, 6.0%, 7/1/2016 (a)	1,470,000	1,704,436
ETM, 6.0%, 7/1/2016 (a)	465,000	533,987
Prerefunded, ETM, 6.0%, 7/1/2017 (a)	1,560,000	1,820,926
ETM, 6.0%, 7/1/2017 (a)	490,000	565,607
Prerefunded, ETM, 6.0%, 7/1/2018 (a)	1,655,000	1,941,183
ETM, 6.0%, 7/1/2018 (a)	520,000	602,737
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	3,781,534
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (a)	4,550,000	5,076,389
Prerefuned, Series A, ETM, 7.25%, 6/1/2015	880,000	1,012,642
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, ETM, 5.75%, 6/1/2012 (a)	450,000	494,969
Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (a)	4,000,000	3,276,200
		65,009,991
Iowa 0.5%
Iowa, Project Revenue:
5.5%, 2/15/2015 (a)	10,530,000	11,761,800
5.5%, 2/15/2016 (a)	6,645,000	7,446,586
		19,208,386
Kansas 0.6%
Johnson County, KS, School District General Obligation, Series B, 5.5%, 9/1/2015 (a)	1,860,000	2,094,881
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014	2,000,000	2,238,680
Series II, 5.5%, 11/1/2015	1,000,000	1,122,490
Series II, 5.5%, 11/1/2017	1,000,000	1,131,430
Kansas City, KS, Electric Revenue, Utility Systems Revenue, Zero Coupon, 9/1/2006 (a)	1,375,000	1,342,605
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	12,000,000	13,034,520
Saline County, KS, Unified School District No. 305:
Prerefunded, 5.5%, 9/1/2017 (a)	2,465,000	2,673,983
5.5%, 9/1/2017 (a)	775,000	841,836
		24,480,425
Kentucky 2.0%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority:
Series C, 5.6%, 10/1/2012 (a)	13,670,000	15,034,813
Series C, 5.7%, 10/1/2013 (a)	8,245,000	9,153,104
Series C, 5.8%, 10/1/2014 (a)	5,130,000	5,742,778
Series C, 5.8%, 10/1/2015 (a)	5,235,000	5,846,029
Series C, 5.9%, 10/1/2016 (a)	6,500,000	7,264,920
Kentucky, Project Revenue:
5.5%, 8/1/2017 (a)	6,770,000	7,651,725
5.5%, 8/1/2018 (a)	5,000,000	5,678,100
5.5%, 8/1/2019 (a)	6,870,000	7,833,586
5.5%, 8/1/2020 (a)	4,320,000	4,942,901
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 69, Series A, 5.375%, 8/1/2016 (a)	2,095,000	2,258,997
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 71:
5.5%, 8/1/2014	4,250,000	4,730,038
5.5%, 8/1/2015	4,000,000	4,457,640
Kentucky, State Revenue Lease, Property and Buildings Project No. 68, Prerefunded, 5.75%, 10/1/2015	5,375,000	5,904,706
		86,499,337
Louisiana 0.3%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (a)	2,335,000	2,565,535
5.75%, 12/1/2016 (a)	2,465,000	2,703,341
5.75%, 12/1/2017 (a)	2,610,000	2,860,690
5.75%, 12/1/2018 (a)	2,760,000	3,016,349
Louisiana, Public Facilities Authority, Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012	1,000,000	1,054,500
Prerefunded, 5.9%, 2/1/2017	1,000,000	1,057,470
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (a)	1,275,000	1,314,882
		14,572,767
Maine 0.1%
Maine, Transportation/Tolls Revenue, Turnpike Authority, 5.625%, 7/1/2017 (a)	4,350,000	4,760,945
Maryland 1.3%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (a)	3,100,000	3,484,710
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	4,000,000	4,570,320
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.75%, 12/1/2031	37,000,000	39,631,070
Northeast, MD, Resource Recovery Revenue, Waste Disposal Authority:
7.2%, 1/1/2006 (a)	4,940,000	4,956,994
7.2%, 1/1/2007 (a)	3,390,000	3,401,356
		56,044,450
Massachusetts 5.1%
Massachusetts, Airport Revenue, Port Authority, AMT, Series B, 5.5%, 7/1/2012 (a)	3,025,000	3,208,103
Massachusetts, Airport Revenue, Port Authority, Delta Air Lines, Inc. Project, AMT, Series A, 5.5%, 1/1/2017 (a)	4,000,000	4,175,040
Massachusetts, Bay Transportation Authority Revenue,Series B, 6.2%, 3/1/2016	17,450,000	20,150,736
Massachusetts, Higher Education Revenue, Building Authority Project:
Series 2, 5.5%, 11/1/2017 (a)	1,105,000	1,202,903
Series 2, 5.5%, 11/1/2018 (a)	1,400,000	1,524,040
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	6,771,765
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	1,000,000	1,090,300
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,895,000	4,997,110
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	1,265,000	1,744,511
Massachusetts, Port Authority Revenue, AMT, Delta Air Lines, Inc. Project, Series A, 5.5%, 1/1/2018 (a)	5,000,000	5,205,350
Massachusetts, Project Revenue, 9.2%, 12/15/2031	17,000,000	20,391,160
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	3,000,000	3,623,580
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	18,762,888
Massachusetts, State General Obligation, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,752,434
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (a)	4,000,000	4,542,120
Series D, 5.5%, 11/1/2019 (a)	7,500,000	8,540,775
Series D, 5.5%, 11/1/2020 (a)	2,000,000	2,284,800
Massachusetts, State General Obligation, Transportation Authority, Series A, 5.875%, 3/1/2015	10,075,000	11,405,807
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	10,346,400
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue, Series A, 5.0%, 8/15/2019 (a)	255,000	271,425
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (a)	10,000,000	5,812,500
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (a)	34,315,000	39,141,062
Series J, 5.5%, 8/1/2021 (a)	5,685,000	6,495,112
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 6.0%, 12/1/2011	10,000,000	11,151,100
Series A, 6.5%, 7/15/2009	2,625,000	2,890,965
Series A, 6.5%, 7/15/2019	13,710,000	16,409,499
		216,891,485
Michigan 1.6%
Detroit, MI, Core City General Obligation, Series B, 6.0%, 4/1/2016 (a)	2,865,000	3,174,706
Detroit, MI, School District General Obligation:
Series C, 5.25%, 5/1/2014 (a)	1,000,000	1,094,710
Series A, 5.5%, 5/1/2017 (a)	3,295,000	3,632,639
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (a)	2,760,000	2,984,719
Series A-1, 5.375%, 4/1/2018 (a)	3,000,000	3,237,750
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (a)	8,710,000	5,760,446
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (a)	2,955,000	3,231,263
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (a)	11,000,000	12,101,980
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	840,000	867,308
Michigan, Sales & Special Tax Revenue, State Trunk Line:
Series A, 5.5%, 11/1/2014 (a)	4,055,000	4,423,518
Series A, Prerefunded, 5.5%, 11/1/2016 (a)	9,545,000	10,412,450
Series A, 5.5%, 11/1/2017	7,000,000	7,920,010
Michigan, State General Obligation, 5.5%, 12/1/2015	5,875,000	6,609,551
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	1,910,000	2,004,125
		67,455,175
Minnesota 0.3%
New Hope, MN, Hospital & Healthcare Revenue, Masonic Home North Ridge, 5.9%, 3/1/2019	1,335,000	1,377,787
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017	3,240,000	3,743,593
Series A, 5.75%, 7/1/2018	6,760,000	7,844,304
		12,965,684
Mississippi 0.2%
Jones County, MS, Hospital & Healthcare Revenue, South Central Regional Medical Center, 5.5%, 12/1/2017	1,375,000	1,354,485
Mississippi, State General Obligation, 5.5%, 12/1/2015	6,000,000	6,650,880
		8,005,365
Missouri 1.4%
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	11,400,000	12,885,078
Missouri, Senior Care Revenue, Health & Educational Facilities Authority, 5.75%, 2/1/2017	3,250,000	3,363,360
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2014	2,000,000	2,191,260
Series A, 5.625%, 2/1/2016	3,125,000	3,395,562
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series B, 5.5%, 7/1/2014	3,000,000	3,348,420
Series B, 5.5%, 7/1/2015	3,500,000	3,918,915
Series B, 5.5%, 7/1/2016	5,065,000	5,689,666
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (a)	6,000,000	6,601,680
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016 (a)	6,895,000	4,323,648
St. Louis, MO, Industrial Development Authority Revenue, St. Louis Convention Center:
AMT, Series A, 6.875%, 12/15/2020	2,500,000	1,903,675
AMT, Series A, 7.25%, 12/15/2035	5,000,000	3,807,850
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	4,470,000	5,025,532
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (a)	4,200,000	2,770,152
		59,224,798
Montana 0.1%
Montana, State Board of Regents Higher Education Revenue, University of Montana:
Series F, Prerefunded, 6.0%, 5/15/2019 (a)	455,000	509,368
Series F, 6.0%, 5/15/2019	4,545,000	5,057,085
		5,566,453
Nebraska 0.3%
Omaha, NE, Core City General Obligation, Series A, ETM, 6.5%, 12/1/2018	1,000,000	1,240,600
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,445,749
Omaha, NE, School District General Obligation, ETM:
Series A, 6.5%, 12/1/2015	1,480,000	1,790,045
Series A, 6.5%, 12/1/2016	1,000,000	1,221,270
Series A, 6.5%, 12/1/2017	4,000,000	4,926,480
		14,624,144
Nevada 0.9%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel, AMT:
Series C, 5.375%, 7/1/2018 (a)	1,500,000	1,590,720
Series C, 5.375%, 7/1/2019 (a)	1,100,000	1,165,076
Series C, 5.375%, 7/1/2020 (a)	1,100,000	1,163,624
Henderson, NV, Hospital & Healthcare Revenue, Catholic Healthcare West, 5.375%, 7/1/2026	15,000,000	15,337,650
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (a)	5,000,000	3,714,050
7.375%, 1/1/2040	15,000,000	15,666,750
		38,637,870
New Hampshire 0.2%
New Hampshire, Senior Care Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018	2,500,000	2,554,000
New Hampshire, Senior Care Revenue, Higher Education Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025	4,000,000	4,086,400
		6,640,400
New Jersey 6.3%
Atlantic City, NJ, School District General Obligation, Board of Education, 6.1%, 12/1/2014 (a)	4,500,000	5,234,445
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	3,081,120
5.75%, 6/15/2034	2,455,000	2,563,462
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	7,140,000	7,497,999
Series A, 5.0%, 7/1/2023 (a)	8,845,000	9,269,118
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2016	5,000,000	5,311,650
Series I, 5.0%, 9/1/2027 (a)	4,000,000	4,335,120
New Jersey, Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, AMT, 6.4%, 9/15/2023	7,500,000	6,459,150
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (a) (c)	5,000,000	5,733,850
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	2,656,000	2,841,681
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	1,016,710
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	9,245,000	9,468,729
New Jersey, Senior Care Revenue, Economic Development Authority, United Methodist Homes, 5.5%, 7/1/2019	4,000,000	4,037,640
New Jersey, Special Assessment Revenue, 6.75%, 6/1/2039	35,480,000	39,623,354
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, 5.625%, 6/15/2014	3,555,000	3,952,307
New Jersey, State General Obligation:
5.25%, 7/1/2016	5,000,000	5,505,450
Series H, 5.25%, 7/1/2017	14,665,000	16,186,200
New Jersey, State Transportation Trust Fund Authority, Series D, 5.0%, 6/15/2017 (a)	19,130,000	20,361,207
New Jersey, State Turnpike Authority Revenue:
Prerefunded, Series C-2005, ETM, 6.5%, 1/1/2016 (a)	2,725,000	3,198,142
Series C-2005, 6.5%, 1/1/2016 (a)	8,025,000	9,377,614
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043	28,000,000	30,413,320
New Jersey, Transportation/Tolls Revenue:
Series C, 5.5%, 12/15/2015 (a)	5,000,000	5,587,100
Series A, 144A, 5.75%, 6/15/2017	8,000,000	9,113,040
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants, Series B, 5.75%, 9/15/2013 (a)	11,000,000	12,077,340
New Jersey, Turnpike Authority, Turnpike Revenue, Series C, Prerefunded, ETM, 6.5%, 1/1/2016 (a)	38,720,000	45,353,123
		267,598,871
New Mexico 0.2%
Albuquerque, NM, Hospital & Healthcare Revenue, Southwest Community Health Services, Prerefunded, 10.125%, 8/1/2012	2,865,000	3,257,648
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031	3,740,000	3,924,083
		7,181,731
New York 7.2%
New York, Core City General Obligation, 5.875%, 2/15/2019	150,000	152,922
New York, Electric Revenue, ETM, Zero Coupon, 6/1/2009 (a)	2,050,000	1,812,077
New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	11,053,700
New York, Higher Education Revenue, Dormitory Authority:
Series B, 5.25%, 5/15/2019 (a)	11,860,000	13,064,620
Series F, Prerefunded, 5.375%, 7/1/2007	465,000	479,959
Series F, 5.375%, 7/1/2007	1,535,000	1,579,822
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (a)	5,075,000	5,705,721
Series B, 6.0%, 7/1/2014 (a)	7,000,000	8,082,900
New York, Sales & Special Tax Revenue, Thruway Authority, Series A, 5.5%, 3/15/2018	5,000,000	5,521,150
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,679,670
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,188,460
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013 (a)	6,775,000	7,447,216
New York, Series J, Prerefunded, 5.875%, 2/15/2019	3,250,000	3,316,853
New York, State Agency General Obligation Lease, Dormitory Authority, City University:
Prerefunded, 5.25%, 5/15/2017 (a)	3,500,000	3,788,260
Series D, ETM, 7.0%, 7/1/2009 (a)	2,185,000	2,337,797
Series C, 7.5%, 7/1/2010 (a)	4,955,000	5,471,063
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series A, ETM, 6.0%, 4/1/2020 (a)	5,000,000	5,893,400
New York, State Agency General Obligation Lease, Urban Development Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011 (a)	4,500,000	5,095,845
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,092,228
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-LI Jewish, Series A, 2.96%*, 11/1/2034, Citibank NA (b)	650,000	650,000
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 3/15/2019 (a)	3,000,000	3,188,820
New York, State Environmental Facilities, State Personal Income Tax Revenue, Series A, 5.0%, 12/15/2023 (a)	2,450,000	2,568,874
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,163,233
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)	2,600,000	2,768,116
Series A-1, 5.5%, 6/1/2019	6,850,000	7,466,294
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2019 (a)	12,445,000	13,275,953
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series C, Prerefunded, 5.125%, 7/1/2013 (a)	5,000,000	5,421,214
5.5%, 11/15/2018 (a)	5,000,000	5,494,500
New York, Transportation/Tolls Revenue, Transportation Authority:
Series E, 5.5%, 11/15/2020 (a)	3,750,000	4,109,888
Series E, 5.5%, 11/15/2021 (a)	6,000,000	6,575,820
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, ETM, 5.5%, 1/1/2017	5,050,000	5,662,161
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-2, 3.03%*, 1/1/2032	1,000,000	1,000,000
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,608,062
New York and New Jersey, Port Authority Revenue:
AMT, 6.0%, 7/1/2013	6,555,000	6,702,225
AMT, 6.0%, 7/1/2015	2,500,000	2,561,900
AMT, Series 4, 7.0%, 10/1/2007	800,000	833,656
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,466,600
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%*, 8/1/2031	16,500,000	15,949,560
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, 5.0%, 6/15/2027 (a)	2,065,000	2,151,668
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 2.98%*, 5/1/2028	400,000	400,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1-C, 2.98%*, 11/1/2022	3,350,000	3,350,000
New York City, NY, Transitional Finance Authority, NYC Recovery, Series 3H, 2.98%*, 11/1/2022	500,000	500,000
New York, NY, Core City General Obligation:
Series G, Zero Coupon, 8/1/2009 (a)	4,995,000	4,369,876
Series F, 5.25%, 8/1/2016	5,000,000	5,299,650
Series A, 5.75%, 8/1/2016	6,350,000	6,973,062
New York, NY, General Obligation:
Series M, 5.0%, 4/1/2016 (a)	4,620,000	4,956,290
Series M, 5.0%, 4/1/2017 (a)	9,675,000	10,332,706
Series P, 5.0%, 8/1/2015 (a)	6,675,000	7,207,198
Series E, 5.0%, 11/1/2017 (a)	770,000	820,420
Series G, 5.0%, 12/1/2023	8,000,000	8,260,480
Series C, 5.375%, 11/15/2017 (a)	3,725,000	3,900,857
Prerefunded, Series C, 5.375%, 11/15/2017 (a)	1,275,000	1,336,965
Prerefunded, Series A, 6.5%, 5/15/2012	6,230,000	7,059,587
Series A, 6.5%, 5/15/2012	770,000	856,664
Prerefunded, Series G, ETM, 6.75%, 2/1/2009	105,000	115,571
Series G, 6.75%, 2/1/2009	1,895,000	2,071,462
New York, NY, State Dormitory Authority Revenues, Supported Debt, Series C, 5.0%, 7/1/2017 (a)	3,600,000	3,864,888
New York, NY, State General Obligation, Series A, 5.25%, 3/15/2015	2,500,000	2,698,375
New York, NY, Water & Sewer Revenue, Municipal Water Financial Authority, Series A, 5.375%, 6/15/2019	25,000,000	27,043,250
Oneida Indian Nation, NY, Revenue, 2.96%*, 10/1/2032, Bank of America NA (b)	555,000	555,000
Suffolk County, NY, Water & Sewer Revenue, Industrial Development Agency, 6.0%, 2/1/2007 (a)	8,000,000	8,245,200
		305,599,708
North Carolina 1.4%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,529,771
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014	3,105,000	3,421,989
5.5%, 6/1/2017	3,255,000	3,561,719
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (a)	4,000,000	4,275,200
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 6.0%, 1/1/2011 (a)	8,235,000	9,131,627
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (a)	8,775,000	10,246,041
Series B, 6.0%, 1/1/2022 (a)	18,775,000	22,271,468
		57,437,815
Ohio 2.3%
Akron, OH, Higher Education Revenue, Prerefunded, 5.75%, 1/1/2013 (a)	2,365,000	2,588,776
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (a)	1,000,000	1,126,950
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (a)	940,000	1,136,225
Batavia, OH, Local School District, Prerefunded, 7.0%, 12/1/2014 (a)	500,000	510,055
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (a)	1,500,000	1,788,720
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012 (a)	420,000	319,565
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012	1,280,000	1,408,973
Series A, 5.75%, 6/1/2015 (a)	2,000,000	2,227,780
Series A, 5.75%, 6/1/2016 (a)	1,500,000	1,670,835
Cincinnati, OH, Water & Sewer Revenue, 5.5%, 12/1/2017	1,000,000	1,081,890
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (a)	1,050,000	1,181,817
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,001,460
Cleveland, OH, Water & Sewer Revenue, Series J, 5.375%, 1/1/2016 (a)	2,000,000	2,164,580
Cleveland-Cuyahoga County, OH, Port Authority Revenue, AMT, ETM, 6.0%, 3/1/2007	1,590,000	1,625,839
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	571,590
Cuyahoga County, OH, County General Obligation Lease, 5.0%, 12/1/2020	1,000,000	1,066,970
Cuyahoga County, OH, Multi-Family Housing Revenue, Dale Bridge Apartments, AMT, 6.5%, 10/20/2020	1,000,000	1,002,180
Dublin, OH, School District General Obligation, 1.0%, 12/1/2011 (a)	1,095,000	866,714
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	90,000	95,429
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (a)	320,000	388,192
Franklin County, OH, Hospital & Healthcare Revenue, Presbyterian Services:
5.25%, 7/1/2008	500,000	514,200
5.5%, 7/1/2017	1,000,000	1,025,630
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	579,540
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014	4,300,000	4,076,916
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	4,405,000	3,890,056
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (a)	1,655,000	1,251,312
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (a)	1,005,000	759,860
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (b)	570,000	395,785
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (a)	255,000	192,800
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	710,000	743,640
Lucas County, OH, Hospital & Healthcare Revenue, Presbyterian:
Series A, 6.625%, 7/1/2014	2,000,000	2,075,880
Series A, 6.75%, 7/1/2020	2,000,000	2,074,200
Miami County, OH, Hospital & Healthcare Revenue, Upper Valley Medical Center, Series C, 6.25%, 5/15/2013	1,000,000	1,029,000
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	340,000	344,172
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (a)	2,000,000	2,221,720
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008	2,325,000	2,498,631
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,150,390
Series B, 6.5%, 10/1/2020	2,250,000	2,737,755
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016	1,000,000	1,102,700
Series A, 6.0%, 12/1/2017	1,060,000	1,168,862
Ohio, Higher Education Revenue, University of Findlay Project, 6.125%, 9/1/2016	400,000	406,316
Ohio, Higher Education Revenue, University of Ohio, General Receipts, 5.75%, 6/1/2016 (a)	1,250,000	1,377,575
Ohio, Higher Education Revenue, Xavier University, 6.0%, 5/15/2011 (a)	240,000	253,406
Ohio, Mortgage Revenue, Single Family Housing Finance Agency, Prerefunded, Zero Coupon, 1/15/2015 (a)	7,875,000	4,887,840
Ohio, School District General Obligation, 6.0%, 12/1/2019 (a)	475,000	555,508
Ohio, State Agency Revenue Lease, Administrative Building Funds Project:
Series A, 5.5%, 10/1/2015 (a)	4,370,000	4,774,924
Series A, 5.5%, 10/1/2016 (a)	3,790,000	4,125,225
Series A, 5.5%, 10/1/2018 (a)	3,695,000	4,013,768
Ohio, State Agency Revenue Lease, Building Authority, Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016	3,665,000	3,967,766
Ohio, State General Obligation, 6.0%, 8/1/2010	1,000,000	1,104,970
Ohio, State General Obligation Lease, Higher Education Revenue, Series B, Prerefunded, 5.625%, 5/1/2015	1,000,000	1,086,620
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (a)	6,925,000	7,818,671
Ohio, Water & Sewer Revenue, Bay Shore Project, AMT, Series A, 5.875%, 9/1/2020	3,950,000	3,978,361
South Euclid Lyndhurst, OH, School District General Obligation, 6.4%, 12/1/2018 (a)	535,000	562,483
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (a)	500,000	548,010
Toledo, OH, Other General Obligation, Macys Project, AMT, Series A, 6.35%, 12/1/2025 (a)	1,000,000	1,070,560
Tuscarawas Valley, OH, School District General Obligation, Prerefunded, 6.6%, 12/1/2015 (a)	365,000	372,337
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (a)	155,000	173,135
6.6%, 12/1/2016 (a)	200,000	247,026
Willoughby, OH, Senior Care Revenue, Industrial Development Revenue, Series A, 6.875%, 7/1/2016	2,825,000	2,888,902
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (a)	930,000	669,619
		98,540,611
Oklahoma 0.9%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority:
5.75%, 8/15/2006	655,000	665,244
6.0%, 8/15/2014	2,695,000	2,781,294
Oklahoma, State Industries Authority, Refunded, Integris Baptist Series B, 2.98%*, 8/15/2029 (a)	1,000,000	1,000,000
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (a)	23,125,000	27,277,325
Tulsa, OK, Hospital & Healthcare Revenue, Industrial Development Authority, Zero Coupon, 12/1/2006 (a)	6,430,000	6,223,597
		37,947,460
Oregon 0.4%
Chemeketa, OR, School District General Obligation, ETM, 5.5%, 6/1/2015 (a)	2,600,000	2,915,640
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015	1,435,000	1,579,060
5.75%, 11/15/2016	3,140,000	3,455,224
Portland, OR, Sewer System Revenue, Series B, 4.99%, 6/1/2017 (a)	10,000,000	10,747,300
		18,697,224
Pennsylvania 3.2%
Allegheny County, PA, Airport Revenue, Pittsburgh International, AMT, Series A, 5.75%, 1/1/2013 (a)	3,080,000	3,321,903
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (a)	2,000,000	2,189,220
5.5%, 3/1/2016 (a)	1,000,000	1,089,200
5.5%, 3/1/2017 (a)	1,000,000	1,086,910
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (a)	1,000,000	1,122,270
Bucks County, PA, Water & Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	170,000	174,646
Delaware County, PA, Senior Care Revenue, Hospital & Healthcare Revenue, White Horse Village, Series A, 6.6%, 7/1/2006	1,000,000	1,009,340
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,046,980
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (a)	3,700,000	2,217,817
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (a)	1,000,000	1,082,210
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,068,750
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (a)	845,000	927,751
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	31,718,400
Pennsylvania, Higher Education Revenue, Ursinus College, Prerefunded:
5.85%, 1/1/2017	1,475,000	1,543,573
5.9%, 1/1/2027	3,400,000	3,559,766
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,954,725
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority:
Series A, ETM, 6.0%, 9/1/2019 (a)	2,200,000	2,592,634
Series A, 6.7%, 9/1/2014	3,750,000	3,787,838
Series A, 6.75%, 9/1/2019	8,775,000	8,863,627
Pennsylvania, State Agency Revenue Lease, Industrial Development Authority, Economic Development, 5.8%, 7/1/2008 (a)	4,875,000	5,161,016
Pennsylvania, State General Obligation:
5.0%, 1/1/2017 (c)	20,000,000	21,558,200
6.25%, 7/1/2010	1,000,000	1,114,430
Pennsylvania, State Turnpike Commission, Oil Franchise Tax Revenue, Series B, 5.0%, 12/1/2031 (a)	7,105,000	7,329,447
Pennsylvania, Transportation/Tolls Revenue, 5.25%, 7/1/2019	2,000,000	2,180,560
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike, Series S, 5.625%, 6/1/2014	3,750,000	4,138,275
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (a)	1,750,000	1,922,603
Philadelphia, PA, Industrial Development Authority Revenue, Doubletree Commercial Development, Series A, 6.5%*, 10/1/2027	1,000,000	1,035,190
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (a)	1,000,000	1,115,180
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (a)	1,500,000	1,633,350
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (a)	140,000	162,191
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (a)	7,300,000	7,746,030
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (a)	6,230,000	3,690,714
		135,144,746
Puerto Rico 0.5%
Puerto Rico, Electric Revenue, 5.375%, 7/1/2018 (a)	8,710,000	9,743,006
Puerto Rico Commonwealth, General Obligation, 6.25%, 7/1/2013 (a)	1,850,000	2,150,847
Puerto Rico Commonwealth, General Obligation, Public Building Authority, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,161,190
Puerto Rico Commonwealth, Infrastructure Finance Authority Revenue, Series C, 5.5%, 7/1/2015 (a)	5,835,000	6,563,091
		19,618,134
Rhode Island 0.9%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2011 (a)	1,025,000	1,138,160
Series B, ETM, 5.8%, 8/1/2012 (a)	2,500,000	2,806,075
Series B, ETM, 5.8%, 8/1/2013 (a)	7,340,000	8,316,660
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015 (a)	22,000,000	23,862,520
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (a)	2,000,000	2,193,660
		38,317,075
South Carolina 1.0%
Lexington County, SC, Hospital & Healthcare Revenue, 5.5%, 11/1/2032	4,515,000	4,698,354
Piedmont, SC, Electric Revenue, Municipal Power Agency:
ETM, 5.5%, 1/1/2012 (a)	2,190,000	2,407,380
5.5%, 1/1/2012 (a)	2,810,000	3,072,876
Series A, ETM, 6.5%, 1/1/2016 (a)	430,000	515,518
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance:
Series C, 7.0%, 8/1/2030	7,740,000	8,969,112
Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	5,337,945
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Prerefunded, ETM, 6.75%, 1/1/2019 (a)	1,460,000	1,839,410
6.75%, 1/1/2019 (a)	2,065,000	2,556,635
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	7,550,000	7,821,045
South Carolina, Transportation/Tolls Revenue, Transportation Infrastructure, Series A, 5.5%, 10/1/2018 (a)	5,300,000	5,818,234
		43,036,509
Tennessee 0.7%
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (a)	15,405,000	16,856,305
5.75%, 1/1/2014 (a)	2,000,000	2,235,300
6.25%, 1/1/2013 (a)	4,000,000	4,563,640
7.25%, 1/1/2009 (a)	3,750,000	4,145,663
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	3,444,270
		31,245,178
Texas 5.8%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,319,095
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 6.75%, 4/1/2027	21,745,000	11,292,178
Austin, TX, School District General Obligation, Independent School District, 5.0%, 8/1/2015	2,000,000	2,152,820
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (a)	13,520,000	10,200,570
Boerne, TX, School District General Obligation Lease, Independent School District:
Zero Coupon, 2/1/2014	2,785,000	1,966,238
Zero Coupon, 2/1/2016	3,285,000	2,093,005
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (a)	4,085,000	4,562,250
Cedar Hill, TX, School District General Obligation:
Zero Coupon, 8/15/2009	1,500,000	1,287,120
Zero Coupon, 8/15/2010	3,130,000	2,522,999
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012	5,750,000	4,488,392
Series A, Zero Coupon, 2/15/2013	8,840,000	6,574,485
Series A, Zero Coupon, 2/15/2014	6,000,000	4,234,860
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (a)	1,400,000	465,556
Galveston County, TX, County General Obligation, 5.5%, 2/1/2014 (a)	1,675,000	1,821,998
Galveston County, TX, County General Obligation, Justice Center and Public Safety Building, 5.5%, 2/1/2014 (a)	2,235,000	2,431,144
Grapevine-Colleyville, TX, School District General Obligation, Zero Coupon, 8/15/2010	2,160,000	1,803,341
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (a)	3,910,000	2,302,325
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project, 6.25%, 5/15/2010 (a)	3,000,000	3,306,270
Hidalgo County, TX, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	2,880,000	3,051,936
Houston, TX, Airport Revenue, Continental Airlines Project, AMT, Series C, 5.7%, 7/15/2029	2,000,000	1,494,980
Houston, TX, School District General Obligation, Series A, Zero Coupon, 2/15/2015	26,000,000	16,950,960
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	3,100,000	2,741,981
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 5/15/2020 (a)	8,000,000	8,583,840
Series A, 5.25%, 5/15/2021 (a)	10,000,000	10,707,800
Series A, 5.25%, 5/15/2022 (a)	30,000,000	32,057,400
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2009 (a)	14,750,000	12,658,450
Series C, Zero Coupon, 12/1/2010 (a)	5,000,000	4,111,950
Series C, Zero Coupon, 12/1/2012 (a)	4,350,000	3,268,677
Series A, 5.5%, 12/1/2016 (a)	10,000,000	10,896,400
Prerefunded, 5.75%, 12/1/2015 (a)	5,000,000	5,606,950
Series B, Prerefunded, 5.75%, 12/1/2016 (a)	4,500,000	5,046,255
Lower Neches Valley, TX, Industrial Developement Corp. Authority, Exempt Facilities Revenue, Exxon Mobil Project, AMT, Series B, 2.97%*, 11/1/2029	5,000,000	5,000,000
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (a)	2,415,000	2,521,212
Series B, ETM, 5.625%, 12/1/2008 (a)	4,400,000	4,677,464
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (a)	2,180,000	2,381,301
Northside, TX, General Obligation Independent School District:
Prerefunded, 5.5%, 2/15/2014	1,420,000	1,545,258
5.5%, 2/15/2014	1,265,000	1,372,892
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (a)	120,000	71,513
Zero Coupon, 9/1/2017 (a)	5,880,000	3,476,080
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (a)	18,300,000	11,372,901
Texas, Multi-Family Housing Revenue, Department Housing & Community Affairs, Series A, Prerefunded, 6.4%, 1/1/2027	3,350,000	3,525,004
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (a)	375,000	235,267
Texas, Other General Obligation, 7.0%, 9/15/2012	6,291,150	6,439,558
Texas, School District General Obligation, Community College District:
5.5%, 8/15/2014 (a)	3,145,000	3,459,563
5.5%, 8/15/2015 (a)	3,435,000	3,778,569
5.5%, 8/15/2017 (a)	4,060,000	4,426,171
Texas, Water & Sewer Revenue, Trinity River Authority, 5.5%, 2/1/2019 (a)	1,000,000	1,108,070
Texas, Water & Sewer Revenue, Water Development Board Revenue, Series A, 5.625%, 7/15/2015	1,000,000	1,084,500
Waxahachie, TX, School District General Obligation, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	3,143,189
Zero Coupon, 8/15/2013	2,060,000	1,496,961
		245,117,698
Utah 0.3%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (a)	1,420,000	1,886,030
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	27,302
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,678,200
Utah, Electric Revenue, Associated Municipal Power System:
Zero Coupon, 7/1/2006 (a)	5,895,000	5,783,643
Zero Coupon, 7/1/2007 (a)	3,750,000	3,551,963
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (a)	540,000	540,842
		13,467,980
Vermont 0.3%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (a)	4,800,000	5,242,512
5.375%, 7/1/2014 (a)	5,055,000	5,521,020
		10,763,532
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	1,500,000	1,664,865
Virginia 0.6%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,172,860
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, 7.5%, 10/1/2029	7,100,000	7,700,944
Roanoke, VA, Hospital & Helthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (a)	5,500,000	6,424,605
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (a)	3,000,000	3,246,330
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (a)	5,700,000	6,277,353
		25,822,092
Washington 3.0%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (a)	12,685,000	8,693,918
Clark County, WA, Electric Revenue, Public Utilities District No. 001 Generating Systems, ETM, 6.0%, 1/1/2008 (a)	2,200,000	2,311,672
Clark County, WA, General Obligation Hockinson School District No. 98:
Prerefunded, 6.125%, 12/1/2011 (a)	1,675,000	1,872,081
6.125%, 12/1/2011 (a)	1,515,000	1,682,847
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (a)	6,725,000	3,892,363
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (a)	1,650,000	1,795,365
King County, WA, County General Obligation:
Series B, Prerefunded, 6.625%, 12/1/2015	8,835,000	9,561,325
Prerefunded, 6.625%, 12/1/2015	1,010,000	1,093,032
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2014 (a)	4,000,000	4,467,520
Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2012 (a)	1,765,000	1,945,048
Skagit County, WA, School District General Obligation, District No. 100 Burlington Edison, 5.625%, 12/1/2015 (a)	4,925,000	5,394,648
Snohomish County, WA, School District General Obligation, 5.75%, 12/1/2011 (a)	3,485,000	3,870,371
Snohomish County, WA, School District General Obligation, School District No. 006 Mukilteo, 6.5%, 12/1/2007 (a)	3,325,000	3,523,469
Spokane County, WA, School District General Obligation, Series B, Zero Coupon, 12/1/2014 (a)	2,500,000	1,695,975
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (a)	11,200,000	12,138,112
Washington, Electric Revenue, Public Power Supply System, Series A, 6.0%, 7/1/2007 (a)	7,000,000	7,282,310
Washington, Electric Revenue, Public Power Supply System Nuclear Project # 2:
ETM, 5.7%, 7/1/2008 (a)	1,270,000	1,340,561
7.25%, 7/1/2006	415,000	424,329
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2006 (a)	1,380,000	1,353,780
Series B, Zero Coupon, 7/1/2006 (a)	5,555,000	5,449,455
Series A, Zero Coupon, 7/1/2007 (a)	4,375,000	4,141,375
Series A, Zero Coupon, 7/1/2010 (a)	5,860,000	4,915,368
Series A, Zero Coupon, 7/1/2011 (a)	4,200,000	3,373,776
Series B, 7.25%, 7/1/2009 (a)	10,300,000	11,075,075
Washington, Hospital & Healthcare Revenue, HealthCare Facilities Authority:
5.75%, 11/1/2007 (a)	7,350,000	7,660,685
5.8%, 11/1/2008 (a)	4,865,000	5,165,462
5.8%, 11/1/2009 (a)	4,595,000	4,953,824
5.8%, 11/1/2010 (a)	2,100,000	2,297,211
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (a)	4,535,000	2,765,987
Washington, State Health Care Facilities Authority Revenue, Providence Services, Series A, 2.98%*, 12/1/2030 (a)	1,000,000	1,000,000
Washington, State Housing Finance Community, Nonprofit Revenue, Wesley Homes Project, Series B, 3.03%*, 1/1/2036, Bank of America NA (b)	200,000	200,000
		127,336,944
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	590,000	642,374
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,757,378
		3,399,752
Wisconsin 1.8%
Milwaukee County, WI, Series A, ETM, Prerefunded, Zero Coupon, 12/1/2011 (a)	220,000	173,520
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
5.75%, 11/15/2007 (a)	1,500,000	1,565,205
6.0%, 11/15/2008 (a)	4,085,000	4,363,066
6.1%, 8/15/2008 (a)	4,580,000	4,879,349
6.1%, 8/15/2009 (a)	2,000,000	2,169,820
Series B, ETM, 6.25%, 1/1/2022 (a)	4,970,000	5,718,333
Series C, 6.25%, 1/1/2022 (a)	8,680,000	10,108,901
Series AA, 6.4%, 6/1/2008 (a)	2,335,000	2,493,430
Series AA, 6.45%, 6/1/2009 (a)	2,485,000	2,714,664
Series AA, 6.45%, 6/1/2010 (a)	2,650,000	2,951,464
Series AA, 6.5%, 6/1/2011 (a)	2,820,000	3,209,865
Series AA, 6.5%, 6/1/2012 (a)	3,000,000	3,446,610
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	18,194,626
6.875%, 4/15/2030	14,000,000	15,748,460
		77,737,313
Wyoming 0.0%
Platte County, WY, Pollution Control Revenue, Series B, 3.06%*, 7/1/2014, National Rural Utilities Finance (b)	150,000	150,000
Total Municipal Bonds and Notes (Cost $3,536,199,760)		3,816,688,984

Municipal Inverse Floating Rate Notes 9.1%
California 1.3%
California, Electric Revenue, Department Water Supply, Series 309, 144A, 7.45%, 5/1/2018, Leverage Factor at purchase date: 2 to 1 (a)	5,625,000	6,841,406
California, General Obligation, Economic Recovery:
Series R-278, 6.725%, 7/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	8,500,000	9,820,645
Series 926, 7.076%, 7/1/2015, Leverage Factor at purchase date: 2 to 1	5,977,500	7,109,997
California, State Department Water Resources Revenue: Series 1156-1, 144A, 38.155%, 12/1/2017, Leverage Factor at purchase date: 7 to 1 (a)	200,000	502,180
Series 1156-3, 144A, 38.155%, 12/1/2019, Leverage Factor at purchase date: 8 to 1 (b)	992,500	2,314,411
Los Angeles, CA, Higher Education Revenue, Unified School District:
Rites-PA 117, 144A, 7.19%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	1,375,000	1,594,189
Series PA 117, 144A, 7.19%, 7/1/2019, Leverage Factor at purchase date: 2 to 1 (a)	5,000,000	5,797,050
Los Angeles, CA, State General Obligation, Sanitation Distribution Financing Authority Revenue, Rites-PA 826, 144A, 6.74%, 10/1/2021, Leverage Factor at purchase date: 2 to 1 (a)	10,000,000	11,169,500
Los Angeles, CA, Unified School District, Series 998, 144A, 37.87%, 7/1/2013, Leverage Factor at purchase date: 8 to 1 (a)	2,300,000	5,140,500
Pasadena, CA, Unified School District, Residuals-1, Series 1159, 38.155%, 11/1/2018, Leverage Factor at purchase date: 7 to 1 (a)	300,000	807,870
Pasadena, CA, Unified School District, Residuals-2, Series 1159, 38.155%, 11/1/2019, Leverage Factor at purchase date: 7 to 1 (a)	250,000	648,725
Southern California, Public Power Authority Project Revenue, Series 374-2, 27.425%, 1/1/2017, Leverage Factor at purchase date: 6 to 1 (a)	1,000,000	2,018,640
		53,765,113
Colorado 0.1%
Denver, CO, Airport Revenue, Rites-PA 762, AMT, 8.696%, 11/15/2013, Leverage Factor at purchase date: 2 to 1 (a)	5,000,000	5,963,800
Connecticut 0.3%
Connecticut, Sales & Special Tax Revenue:
Series II, 144A, 7.44%, 10/1/2014, Leverage Factor at purchase date: 2 to 1 (a)	8,390,000	9,799,184
Series II, 144A, 7.44%, 10/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	2,000,000	2,335,920
Series II, 144A, 7.44%, 10/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	1,050,000	1,243,946
Series II, 144A, 7.44%, 10/1/2017, Leverage Factor at purchase date: 2 to 1 (a)	830,000	983,309
		14,362,359
District of Columbia 0.3%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue:
Series 14, 144A, 8.66%, 10/1/2012, Leverage Factor at purchase date: 2 to 1 (a)	1,970,000	2,573,017
Series 15, 144A, 8.66%, 10/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	3,565,000	4,701,665
Series 16, 144A, 8.66%, 10/1/2014, Leverage Factor at purchase date: 2 to 1 (a)	2,750,000	3,696,055
Series 13, 144A, 8.66%, 10/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	1,210,000	1,560,706
		12,531,443
Florida 0.3%
Florida, State Turnpike Authority, Turnpike Revenue, Series 1074, 37.68%, 7/1/2017, Leverage Factor at purchase date: 8 to 1	2,100,000	4,842,600
Lee County, FL, Airport Revenue, AMT:
Series 14, 144A, 8.64%, 10/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	3,960,000	4,719,884
Series 14, 144A, 8.64%, 10/1/2020, Leverage Factor at purchase date: 2 to 1 (a)	1,410,000	1,656,172
Series 14, 144A, 8.89%, 10/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	1,500,000	1,790,595
		13,009,251
Georgia 0.1%
Georgia, Electric Revenue, Rites-PA 786, 9.476%, 1/1/2016, Leverage Factor at purchase date: 2 to 1	4,600,000	6,314,374
Illinois 0.8%
Cook County, IL, County General Obligation, Rites-PA 591, 144A, 9.716%, 11/15/2013, Leverage Factor at purchase date: 2 to 1 (a)	10,610,000	14,310,344
Illinois, Transportation/Tolls Revenue, Regional Transportation Authority, Rites-PA 584, 10.116%, 11/1/2021, Leverage Factor at purchase date: 2 to 1	12,900,000	19,137,279
		33,447,623
Massachusetts 0.4%
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series 563, 144A, 7.96%, 1/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	3,375,000	4,004,438
Massachusetts, State General Obligation, Rites-PA 793, 144A, 8.26%, 10/1/2008, Leverage Factor at purchase date: 2 to 1	6,095,000	7,239,580
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series 1007, 144A, 37.87%, 2/15/2013, Leverage Factor at purchase date: 8 to 1 (a)	1,000,000	2,370,600
Series 1008, 37.87%, 2/15/2013, Leverage Factor at purchase date: 8 to 1 (a)	925,000	2,116,770
		15,731,388
Michigan 0.2%
Michigan, State Agency General Obligation Lease, Building Authority, Series B, 144A, 7.745%, 4/15/2009, Leverage Factor at purchase date: 2 to 1	2,500,000	2,968,350
Michigan, State Agency General Obligation Lease, Rites-PA 889R, Series A, 144A, 7.745%, 4/15/2009, Leverage Factor at purchase date: 2 to 1	4,155,000	4,910,504
		7,878,854
New Jersey 1.7%
New Jersey, Highway Authority Revenue, Garden State Parkway, Series 247, ETM, 144A, 7.685%, 1/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	14,935,000	18,394,394
New Jersey, State Agency Revenue, Transportation Trust Fund Authority, Residual Certificates, Series 224, 144A, 8.19%, 6/15/2016, Leverage Factor at purchase date: 2 to 1	11,000,000	14,178,230
New Jersey, State Educational Facilities Authority Revenue, Series PT-3075, 144A, 37.68%, 9/1/2019, Leverage Factor at purchase date: 8 to 1 (a)	500,000	1,146,550
New Jersey, State Revenue Lease, Transportation Trust Fund Authority, Rites-PA 785, 144A, 8.745%, 9/15/2015, Leverage Factor at purchase date: 2 to 1 (a)	5,190,000	6,315,348
New Jersey, Transportation/Tolls Revenue, Turnpike Authority:
Rites-PA 613, 144A, 9.726%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	21,170,000	28,307,042
Rites-PA 614, 144A, 9.726%, 1/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	3,830,000	5,121,208
		73,462,772
New York 0.7%
Monroe County, NY, Airport Revenue:
Rites-PA 585B, AMT, 144A, 8.217%, 7/1/2011, Leverage Factor at purchase date: 2 to 1	2,515,000	3,020,842
Rites-PA 585A, AMT, 144A, 8.22%, 1/1/2014, Leverage Factor at purchase date: 2 to 1	2,005,000	2,397,018
Rites-PA 585C, AMT, 144A, 8.471%, 7/1/2012, Leverage Factor at purchase date: 2 to 1	1,915,000	2,380,958
New York, Tobacco Settlement Financing Corp., Series RR-II-R-365, 42.205%, 6/1/2022, Leverage Factor at purchase date: 8 to 1 (a)	1,250,000	2,866,500
New York, Transportation/Tolls Revenue, Securities Trust Certificates, 144A, 7.73%, 11/15/2017, Leverage Factor at purchase date: 2 to 1 (a)	7,500,000	8,983,575
New York and New Jersey, Port Authority Revenue, AMT, Series II, 144A, 8.15%, 10/15/2007, Leverage Factor at purchase date: 2 to 1 (a)	6,160,000	6,733,126
New York, NY, General Obligation, Series RR-II-R-389, 37.395%, 11/1/2017, Leverage Factor at purchase date: 8 to 1 (a)	1,450,000	3,349,065
		29,731,084
Pennsylvania 1.1%
Allegheny County, PA, Airport Revenue, AMT:
Rites-PA 567A, 144A, 8.176%, 7/1/2007, Leverage Factor at purchase date: 2 to 1 (a)	3,000,000	3,379,200
Rites-PA 567B, 144A, 8.176%, 7/1/2008, Leverage Factor at purchase date: 2 to 1 (a)	1,500,000	1,712,970
Rites-PA 567D, 144A, 8.176%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	5,250,000	6,127,275
Rites-PA 567C, 144A, 8.185%, 1/1/2010, Leverage Factor at purchase date: 2 to 1 (a)	3,160,000	3,656,404
Delaware Valley, PA, Core City General Obligation, Regional Financial Authority, Rites-PA 1028, 144A, 8.22%, 1/1/2014, Leverage Factor at purchase date: 2 to 1	12,500,000	15,597,250
Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority:
144A, 7.17%, 6/15/2013, Leverage Factor at purchase date: 2 to 1 (a)	2,225,000	2,470,373
144A, 7.17%, 6/15/2014, Leverage Factor at purchase date: 2 to 1 (a)	2,500,000	2,775,700
7.17%, 6/15/2015, Leverage Factor at purchase date: 2 to 1 (a)	2,250,000	2,498,130
Pennsylvania, State General Obligation, 144A, 12.56%, 5/1/2019, Leverage Factor at purchase date: 4 to 1 (a)	5,000,000	7,049,300
		45,266,602
Puerto Rico 0.7%
Puerto Rico, Sales & Special Tax Revenue:
Rites-PA 994RC, 144A, 7.785%, 7/1/2007, Leverage Factor at purchase date: 2 to 1	3,000,000	3,851,940
Rites-PA 944RA, 144A, 7.785%, 7/1/2015, Leverage Factor at purchase date: 2 to 1	3,720,000	4,758,959
Rites-PA 943R, 144A, 7.787%, 7/1/2019, Leverage Factor at purchase date: 2 to 1	11,325,000	14,487,959
Rites-PA 620A, 144A, 8.765%, 7/1/2013, Leverage Factor at purchase date: 2 to 1	2,500,000	3,234,850
Puerto Rico Commonwealth, General Obligation, Rites-PA 620C, 144A, 8.765%, 1/1/2013, Leverage Factor at purchase date: 2 to 1	1,000,000	1,341,450
		27,675,158
Tennessee 0.3%
Knox County, TN, Hospital & Healthcare Revenue, Rites-PA 750, 8.235%, 1/1/2012, Leverage Factor at purchase date: 2 to 1	8,940,000	10,787,362
Texas 0.8%
Dallas, TX, Airport Revenue, International Airport, Series 350, AMT, 144A, 7.655%, 5/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	17,875,000	20,319,048
Dallas, TX, Core City General Obligation:
Series PA-1136, 144A, 7.17%, 2/15/2011, Leverage Factor at purchase date: 2 to 1	3,915,000	4,466,506
Series PA-1136, 7.17%, 2/15/2011, Leverage Factor at purchase date: 2 to 1 (a)	4,110,000	4,683,715
Series PA-1136, 144A, 7.17%, 2/15/2011, Leverage Factor at purchase date: 2 to 1 (a)	5,125,000	5,840,399
		35,309,668
Total Municipal Inverse Floating Rate Notes (Cost $349,535,799)		385,236,851
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,885,735,559)+	99.0	4,201,925,835
Other Assets and Liabilities, Net	1.0	42,677,501
Net Assets	100.0	4,244,603,336

* Variable rate demand notes are securities whose interest rates are periodically reset at market levels. These securities are often payable on demand and are shown at their current rate as of November 30, 2005.

+ The cost for federal income tax purposes was $3,882,521,192. At November 30, 2005, net unrealized appreciation for all securities based on tax cost was $319,404,643. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $340,263,274 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,858,631.

(a) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	13.1
Bond Investors Guaranty Insurance Co.	0.2
Financial Guaranty Insurance Company	10.0
Financial Security Assurance Inc.	9.4
MBIA Corp.	28.1
XL Capital Assurance	0.2

(b) Security incorporates a letter of credit from a major bank.

(c) When issued or forward delivery security (see Notes to Financial Statements).

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

At November 30, 2005, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation/ (Depreciation) ($)
12/15/2005 6/15/2015	45,700,000***	Fixed — 4.545%	Floating — LIBOR	1,714,247
1/19/2006 7/19/2015	89,200,000+++	Fixed — 4.662%	Floating — LIBOR	2,586,486
1/26/2006 7/26/2015	87,400,000+	Fixed — 4.737%	Floating — LIBOR	2,043,545
1/31/2006 7/31/2015	95,600,000+++	Fixed — 4.731%	Floating — LIBOR	2,289,795
4/12/2006 10/12/2015	93,030,000++	Fixed — 3.775%	Floating — BMA	706,612
5/24/2006 11/23/2015	61,800,000++	Fixed — 5.033%	Floating — LIBOR	198,747
2/22/2006 2/22/2017	59,200,000**	Fixed — 4.741%	Floating — LIBOR	1,737,220
12/7/2005 6/7/2017	36,700,000++++	Fixed — 4.516%	Floating — LIBOR	1,814,507
12/8/2005 6/8/2017	18,300,000++++	Fixed — 4.463%	Floating — LIBOR	989,144
12/8/2005 6/8/2017	36,700,000+++++	Fixed — 4.446%	Floating — LIBOR	2,045,029
6/10/2006 6/10/2017	9,200,000++++	Fixed — 4.5%	Floating — LIBOR	460,156
12/15/2005 6/15/2017	36,800,000++	Fixed — 4.682%	Floating — LIBOR	1,304,384
12/15/2005 6/15/2017	36,800,000+++++	Fixed — 4.65%	Floating — LIBOR	1,403,099
7/18/2006 7/18/2017	17,600,000+	Fixed — 4.751%	Floating — LIBOR	525,459
9/5/2006 9/5/2017	24,000,000+++	Fixed — 4.57%	Floating — LIBOR	1,069,959
6/22/2006 6/22/2019	7,000,000***	Fixed — 4.563%	Floating — LIBOR	383,592
7/19/2006 7/19/2019	22,500,000+++++	Fixed — 4.831%	Floating — LIBOR	676,769
7/27/2006 7/27/2019	5,900,000+++	Fixed — 4.876%	Floating — LIBOR	152,813
6/30/2006 6/30/2020	28,500,000+++	Fixed — 4.61%	Floating — LIBOR	1,547,517
1/31/2006 6/30/2035	25,800,000++	Fixed — 4.792%	Floating — LIBOR	679,843
Total net unrealized appreciation				24,328,923

Counterparties:

+ JPMorgan Chase Bank

++ Lehman Brothers, Inc.

+++ Goldman, Sachs & Co.

++++ Citibank NA

+++++ Morgan Stanley

** Citigroup Global Markets

*** Merrill Lynch, Pierce, Fennier & Smith, Inc.

BMA: Represents the Bond Market Association

LIBOR: Represents the London InterBank Offered Rate

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2005 (Unaudited)
Assets
Investments in securities, at value (cost $3,885,735,559)	$ 4,201,925,835
Receivable for investments sold	265,000
Interest receivable	67,762,672
Receivable for Fund shares sold	463,945
Unrealized appreciation on interest rate swaps	24,328,923
Other assets	178,338
Total assets	4,294,924,713
Liabilities
Due to custodian bank	639,674
Payable for investments purchased	35,703,452
Payable for when-issued and forward delivery securities	5,159,500
Dividends payable	3,198,829
Payable for Fund shares redeemed	2,921,769
Accrued management fee	1,489,254
Other accrued expenses and payables	1,208,899
Total liabilities	50,321,377
Net assets, at value	$ 4,244,603,336
Net Assets
Net assets consist of: Undistributed net investment income	990,662
Net unrealized appreciation (depreciation) on: Investments	316,190,276
Interest rate swaps	24,328,923
Accumulated net realized gain (loss)	(28,737,554)
Paid-in capital	3,931,831,029
Net assets, at value	$ 4,244,603,336

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2005 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($2,036,763,541 ÷ 224,640,366 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.07
Maximum offering price per share (100 ÷ 95.5 of $9.07)	$ 9.50

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($30,033,044 ÷ 3,311,453 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 9.07

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($22,603,396 ÷ 2,492,965 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 9.07
Class AARP Net Asset Value, offering and redemption price(a) per share ($1,399,722,925 ÷ 154,198,243 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.08
Class S Net Asset Value, offering and redemption price(a) per share ($754,019,296 ÷ 83,077,138 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.08
Institutional Class Net Asset Value, offering and redemption price(a) per share ($1,461,134 ÷ 161,122 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.07

(a) Redemption price per share for shareholders held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2005 (Unaudited)
Investment Income
Income: Interest	$ 110,576,879
Expenses: Management fee	8,977,206
Services to shareholders	1,432,747
Custodian and accounting fees	227,176
Distribution service fees	2,844,811
Auditing	50,379
Legal	51,048
Trustees' fees and expenses	52,173
Reports to shareholders	50,142
Registration fees	51,212
Other	282,493
Total expenses, before expense reductions	14,019,387
Expense reductions	(401,662)
Total expenses, after expense reductions	13,617,725
Net investment income	96,959,154
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	7,262,207
Interest rate swaps	(7,280,601)
Futures	(824,084)
(842,478)
Net unrealized appreciation (depreciation) during the period on: Investments	(111,423,439)
Interest rate swaps	46,594,093
Futures	1,047,948
(63,781,398)
Net gain (loss) on investment transactions	(64,623,876)
Net increase (decrease) in net assets resulting from operations	$ 32,335,278

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2005 (Unaudited)	Year Ended May 31, 2005
Operations: Net investment income	$ 96,959,154	$ 209,433,621
Net realized gain (loss) on investment transactions	(842,478)	7,437,681
Net unrealized appreciation (depreciation) during the period on investment transactions	(63,781,398)	75,500,577
Net increase (decrease) in net assets resulting from operations	32,335,278	292,371,879
Distributions to shareholders from: Net investment income: Class A	(45,388,576)	(98,510,879)
Class B	(567,279)	(1,483,611)
Class C	(416,095)	(885,908)
Class AARP	(32,647,413)	(70,706,922)
Class S	(17,604,243)	(38,615,741)
Institutional Class	(20,294)	(9,180)
From net realized gains: Class A	—	(349,421)
Class B	—	(6,202)
Class C	—	(3,568)
Class AARP	—	(240,222)
Class S	—	(129,975)
Institutional Class	—	(34)
Fund share transactions: Proceeds from shares sold	57,588,556	188,116,203
Net assets acquired in tax free reorganization	—	58,959,059
Reinvestment of distributions	59,789,510	129,520,021
Cost of shares redeemed	(252,417,163)	(544,141,849)
Redemption fees	1,718	3,473
Net increase (decrease) in net assets from Fund share transactions	(135,037,379)	(167,543,093)
Increase (decrease) in net assets	(199,346,001)	(86,112,877)
Net assets at beginning of period	4,443,949,337	4,530,062,214
Net assets at end of period (including undistributed net investment income of $990,662 and $675,408, respectively)	$ 4,244,603,336	$ 4,443,949,337

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended May 31,	2005[a]	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.20	$ 9.04	$ 9.50	$ 9.12	$ 9.00
Income from investment operations: Net investment income	.18	.42	.43	.42	.42
Net realized and unrealized gain (loss) on investment transactions	(.11)	.16	(.46)	.41	.12
Total from investment operations	.07	.58	(.03)	.83	.54
Less distributions from: Net investment income	(.20)	(.42)	(.43)	(.42)	(.42)
Net realized gain on investment transactions	—	(.00)***	—	(.03)	—
Total distributions	(.20)	(.42)	(.43)	(.45)	(.42)
Redemption fees	.00***	.00***	—	—	—
Net asset value, end of period	$ 9.07	$ 9.20	$ 9.04	$ 9.50	$ 9.12
Total Return (%)[c]	.75d**	6.53	(.31)	9.41	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,037	2,147	2,183	2,454	2,416
Ratio of expenses before expense reductions (%)	.75*	.74	.75	.75	.77*
Ratio of expenses after expense reductions (%)	.73*	.74	.75	.75	.77*
Ratio of net investment income (%)	4.34*	4.56	4.61	4.66	4.74*
Portfolio turnover rate (%)	29*	31	24	22	33

[a] For the six months ended November 30, 2005 (Unaudited).

[b] For the period from June 11, 2001 (commencement of operations of Class A shares) to May 31, 2002.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B
Years Ended May 31,	2005[a]	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.20	$ 9.04	$ 9.50	$ 9.11	$ 9.00
Income from investment operations: Net investment income	.14	.35	.36	.35	.35
Net realized and unrealized gain (loss) on investment transactions	(.11)	.16	(.46)	.42	.11
Total from investment operations	.03	.51	(.10)	.77	.46
Less distributions from: Net investment income	(.16)	(.35)	(.36)	(.35)	(.35)
Net realized gain on investment transactions	—	(.00)***	—	(.03)	—
Total distributions	(.16)	(.35)	(.36)	(.38)	(.35)
Redemption fees	.00***	.00***	—	—	—
Net asset value, end of period	$ 9.07	$ 9.20	$ 9.04	$ 9.50	$ 9.11
Total Return (%)[c]	.37d**	5.70[d]	(1.07)	8.52	5.15**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30	34	47	66	65
Ratio of expenses, before expense reductions (%)	1.53*	1.54	1.52	1.53	1.58*
Ratio of expenses, after expense reductions (%)	1.48*	1.53	1.52	1.53	1.58*
Ratio of net investment income (%)	3.59*	3.77	3.84	3.88	3.93*
Portfolio turnover rate (%)	29*	31	24	22	33

[a] For the six months ended November 30, 2005 (Unaudited).

[b] For the period from June 11, 2001 (commencement of operations of Class B shares) to May 31, 2002.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C
Years Ended May 31,	2005[a]	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.20	$ 9.04	$ 9.50	$ 9.11	$ 9.00
Income from investment operations: Net investment income	.14	.35	.36	.35	.34
Net realized and unrealized gain (loss) on investment transactions	(.11)	.16	(.46)	.42	.11
Total from investment operations	.03	.51	(.10)	.77	.45
Less distributions from: Net investment income	(.16)	(.35)	(.36)	(.35)	(.34)
Net realized gain on investment transactions	—	(.00)***	—	(.03)	—
Total distributions	(.16)	(.35)	(.36)	(.38)	(.34)
Redemption fees	.00***	.00***	—	—	—
Net asset value, end of period	$ 9.07	$ 9.20	$ 9.04	$ 9.50	$ 9.11
Total Return (%)[c]	.36d**	5.72	(1.09)	8.52	5.11**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23	24	25	24	14
Ratio of expenses before expense reductions (%)	1.52*	1.51	1.54	1.56	1.59*
Ratio of expenses after expense reductions (%)	1.49*	1.51	1.54	1.56	1.59*
Ratio of net investment income (%)	3.58*	3.80	3.82	3.85	3.92*
Portfolio turnover rate (%)	29*	31	24	22	33

[a] For the six months ended November 30, 2005 (Unaudited).

[b] For the period from June 11, 2001 (commencement of operations of Class C shares) to May 31, 2002.

[c] Total return does not reflect the effect of any sales charges.

[d] Total return would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class AARP
Years Ended May 31,	2005[a]	2005	2004	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 9.21	$ 9.05	$ 9.50	$ 9.12	$ 8.95	$ 8.69
Income from investment operations: Net investment income	.19	.44	.45	.44	.45	.37
Net realized and unrealized gain (loss) on investment transactions	(.11)	.16	(.45)	.41	.17	.26
Total from investment operations	.08	.60	—	.85	.62	.63
Less distributions from: Net investment income	(.21)	(.44)	(.45)	(.44)	(.45)	(.37)
Net realized gain on investment transactions	—	(.00)***	—	(.03)	—	—
Total distributions	(.21)	(.44)	(.45)	(.47)	(.45)	(.37)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 9.08	$ 9.21	$ 9.05	$ 9.50	$ 9.12	$ 8.95
Total Return (%)	.86e**	6.79	(.01)	9.61	6.92	7.35**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,400	1,450	1,477	1,585	1,502	1,470
Ratio of expenses before expense reductions(%)	.52*	.51	.56	.56	.57	.64d*
Ratio of expenses after expense reductions (%)	.50*	.51	.56	.56	.57	.64d*
Ratio of net investment income (loss) (%)	4.57*	4.80	4.80	4.85	4.92	4.92*
Portfolio turnover rate (%)	29*	31	24	22	33	11

[a] For the six months ended November 30, 2005 (Unaudited).

[b] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

[c] For the period from July 31, 2000 (commencement of operations of Class AARP shares) to May 31, 2001.

[d] The ratio of operating expenses includes a one-time reduction in connection with a fund complex reorganization. The ratio without this reduction was .65%.

[e] Total return would have been lower had certain expenses not been reduced.

* Annualized ** Not annualized *** Amount is less than $.005.

Class S
Years Ended May 31,	2005[a]	2005	2004	2003	2002[b]	2001
Selected Per Share Data
Net asset value, beginning of period	$ 9.21	$ 9.05	$ 9.50	$ 9.12	$ 8.95	$ 8.43
Income from investment operations:
Net investment income	.19	.44	.45	.44	.45	.44
Net realized and unrealized gain (loss) on investment transactions	(.11)	.16	(.45)	.41	.17	.52
Total from investment operations	.08	.60	—	.85	.62	.96
Less distributions from:
Net investment income	(.21)	(.44)	(.45)	(.44)	(.45)	(.44)
Net realized gains on investment transactions	—	(.00)***	—	(.03)	—	—
Total distributions	(.21)	(.44)	(.45)	(.47)	(.45)	(.44)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 9.08	$ 9.21	$ 9.05	$ 9.50	$ 9.12	$ 8.95
Total Return (%)	.86**	6.81	(.01)[c]	9.49	7.04	11.55
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	754	789	798	837	812	814
Ratio of expenses, before expense reductions (%)	.51*	.49	.56	.56	.57	.65
Ratio of expenses, after expense reductions (%)	.51*	.49	.55	.56	.57	.65
Ratio of net investment income (%)	4.56*	4.82	4.81	4.85	4.92	4.96
Portfolio turnover rate (%)	29*	31	24	22	33	11

[a] For the six months ended November 30, 2005 (Unaudited).

[b] As required, effective June 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended May 31, 2002, was to increase net investment income per share by $.004, decrease net realized and unrealized gain (loss) per share by $.004, and increase the ratio of net investment income to average net assets from 4.88% to 4.92%. Per share data and ratios for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.

[c] Total return would have been lower had certain expenses not been reduced.

* Annualized ** Not annualized *** Amount is less than $.005.

Institutional Class
Years Ended May 31,	2005[a]	2005	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 9.21	$ 9.05	$ 9.50	$ 9.33
Income from investment operations: Net investment income	.19	.45	.44	.31
Net realized and unrealized gain (loss) on investment transactions	(.12)	.16	(.45)	.20
Total from investment operations	.07	.61	(.01)	.51
Less distributions from: Net investment income	(.21)	(.45)	(.44)	(.31)
Net realized gain on investment transactions	—	(.00)***	—	(.03)
Total distributions	(.21)	(.45)	(.44)	(.34)
Redemption fees	.00***	.00***	—	—
Net asset value, end of period	$ 9.07	$ 9.21	$ 9.05	$ 9.50
Total Return (%)	.77c**	6.86[c]	(.06)[c]	5.94**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1.45		.01	.001
Ratio of expenses, before expense reductions (%)	.51*	.52	.66	.54*
Ratio of expenses, after expense reductions (%)	.50*	.49	.54	.54*
Ratio of net investment income (%)	4.57*	4.81	4.82	4.74*
Portfolio turnover rate (%)	29*	31	24	22

[a] For the six months ended November 30, 2005 (Unaudited).

[b] For the period from August 19, 2002 (commencement of operations of Institutional Class shares) to May 31, 2003.

[c] Total returns would have been lower had certain expenses not been reduced.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Managed Municipal Bond Fund (the "Fund") is a diversified series of Scudder Municipal Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class AARP and S shares are not subject to initial or contingent deferred sales charges. Class S shares are no longer be available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Inverse Floaters. Inverse floating rate notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The derivative debt instrument in which the Fund invests is a tender option bond trust (the "trust") established by a financial institution or broker consisting of underlying municipal obligations with relatively long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund has the price risk of the underlying municipal obligations at the applicable leverage factors that can range from 2 to 10 times. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after the trade date.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Commitment Agreements. A Municipal Market Data ("MMD") forward commitment agreement is a commitment to pay or receive at the termination date the spread between a fixed rate and a spot rate on the MMD AAA yield curve. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their agreement and from unanticipated changes in the interest rates on which the agreement is based. The Fund also bears the risk of limited liquidity prior to the termination. MMD forward commitments are valued daily and the change in value is recorded by the Fund as unrealized appreciation or depreciation on forward commitments. Upon the termination date, a cash payment is made based on the spread between the fixed rate and the spot rate and the Fund will realize a gain or loss based upon the cash payment received or paid.

Swap Agreements. The Fund may enter into interest rate swap transactions to reduce the interest rate risk inherent in the Fund's underlying investments. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation. The payment obligations would be based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by the counterparty and the change in value is recorded as unrealized appreciation or depreciation.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At May 31, 2005, the Fund had a net tax basis capital loss carryforward of approximately $11,426,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2007 ($18,000), May 31, 2008 ($714,000), May 31, 2009 ($1,486,000), May 31, 2011 ($2,661,000) and May 31, 2013 ($6,547,000), the respective expiration dates, whichever occurs first, subject to certain limitations under Sections 382-384 of the Internal Revenue Code.

In addition, from November 1, 2004 through May 31, 2005, the Fund incurred approximately $6,457,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending May 31, 2006.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts, securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended November 30, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated $624,769,055 and $730,604,061, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.450% of the first $250,000,000 of the Fund's average daily net assets, 0.430% of the next $750,000,000 of such net assets, 0.410% of the next $1,500,000,000 of such net assets, 0.400% of the next $2,500,000,000 of such net assets, 0.380% of the next $2,500,000,000 of such net assets, 0.360% of the next $2,500,000,000 of such net assets, 0.340% of the next $2,500,000,000 of such net assets and 0.320% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended November 30, 2005, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.41% of the Fund's average daily net assets.

For the period from March 12, 2005 through September 30, 2008, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.48%, 0.48%, 0.49%, 0.50%, 0.52% and 0.50% of average daily net assets for Class A, B, C, AARP, S and Institutional Class shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustees, and trustee counsel fees and organizational and offering expenses).

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the Fund's transfer agent, dividend-paying agent and shareholder service agent for Class A, B, C and Institutional Class shares of the Fund. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement among SISC, SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend paying agent functions to DST. SISC and SSC compensate DST out of the shareholder servicing fee they receive from the Fund. For the six months ended November 30, 2005, the amounts charged to the Fund by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at November 30, 2005
Class A	$ 468,273	$ 251,694	$ 32,505
Class B	11,220	7,325	3,667
Class C	6,315	3,335	430
Class AARP	434,550	104,613	98,145
Class S	136,821	—	48,065
Institutional Class	243	52	5
	$ 1,057,422	$ 367,019	$ 182,817

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the six months ended November 30, 2005, the amount charged to the Fund by SFAC for accounting services aggregated $167,991, of which $28,694 is unpaid at November 30, 2005.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2005, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2005
Class B	$ 119,211	$ 19,578
Class C	87,572	14,263
	$ 206,783	$ 33,841

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2005, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2005	Annualized Effective Rate
Class A	$ 2,569,833	$ 352,647.24%
Class B	39,410	2,873.25%
Class C	28,785	4,193.25%
	$ 2,638,028	$ 359,713

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid to SDI in connection with the distribution of Class A shares for the six months ended November 30, 2005 aggregated $47,196.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2005, the CDSC for Class B and C shares aggregated $43,200 and $618, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2005, SDI received $4,719.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and regulatory filing services to the Fund. For the six months ended November 30, 2005, the amount charged to the Fund by DeIM included in reports to shareholders aggregated $16,760, all of which is unpaid at November 30, 2005.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Reductions

For the six months ended November 30, 2005, the Advisor agreed to reimburse the Fund $33,488, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. During the six months ended November 30, 2005, the custodian fee was reduced by $1,155 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2005		Year Ended May 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,021,040	$ 18,495,064	8,312,673	$ 76,136,927
Class B	49,833	456,820	178,711	1,648,009
Class C	81,952	748,413	397,268	3,641,947
Class AARP	2,163,784	19,836,831	5,039,288	46,272,489
Class S	1,858,159	17,013,242	6,580,420	59,972,551
Institutional Class	113,788	1,038,186	47,953	444,280
		$ 57,588,556		$ 188,116,203
Shares issued in tax-free reorganization*
Class A	—	$ —	5,980,222	$ 54,599,429
Class B	—	—	261,646	2,388,828
Class C	—	—	215,860	1,970,802
		$ —		$ 58,959,059
Shares issued to shareholders in reinvestment of distributions
Class A	3,222,100	$ 29,498,385	7,004,991	$ 64,224,067
Class B	35,651	326,569	98,169	899,952
Class C	32,150	294,338	67,065	614,822
Class AARP	2,141,755	19,632,026	4,618,657	42,395,350
Class S	1,095,088	10,035,956	2,329,934	21,385,283
Institutional Class	245	2,236	60	547
		$ 59,789,510		$ 129,520,021
Shares redeemed
Class A	(13,877,237)	$ (127,048,901)	(29,582,562)	$ (270,878,349)
Class B	(515,489)	(4,730,612)	(2,013,177)	(18,423,203)
Class C	(234,660)	(2,148,748)	(787,261)	(7,207,277)
Class AARP	(7,452,295)	(68,235,888)	(15,507,042)	(142,237,910)
Class S	(5,484,965)	(50,234,794)	(11,497,799)	(105,393,916)
Institutional Class	(2,000)	(18,220)	(122)	(1,194)
		$ (252,417,163)		$ (544,141,849)
Redemption fees		$ 1,718		$ 3,473
Net increase (decrease)
Class A	(8,634,097)	$ (79,054,873)	(8,284,676)	$ (75,917,570)
Class B	(430,005)	(3,947,223)	(1,474,651)	(13,486,414)
Class C	(120,558)	(1,105,979)	(107,068)	(979,706)
Class AARP	(3,146,756)	(28,766,906)	(5,849,097)	(53,569,987)
Class S	(2,531,718)	(23,184,600)	(2,587,445)	(24,033,049)
Institutional Class	112,033	1,022,202	47,891	443,633
		$ (135,037,379)		$ (167,543,093)

* On March 11, 2005, the Florida Tax-Free Fund was acquired by the Fund through a tax-free reorganization.

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

H. Subsequent Events.

On December 31, 2005, the contractual relationship between Scudder Investments and AARP came to an end. As a result, the funds will no longer be part of the AARP Investment Program and the AARP name and logo will be phased out in early 2006. In addition, effective February 6, 2006, Scudder Investments will change its name to DWS Scudder and the Scudder funds will be renamed DWS funds. The DWS Scudder name represents the alignment of Scudder with all of Deutsche Bank's mutual fund operations around the globe. On February 6, 2006, the funds will be listed as part of the DWS fund family under the letter "D" and still listed under the AARP share class in the mutual fund listing section of the newspapers. In addition, the Web site for all Scudder funds will change to www.dws-scudder.com. The Web site address aarp.scudder.com will also be available through April 30, 2006.

Investment Management Agreement Approval

The Fund's Trustees approved the continuation of the Fund's current investment management agreement with DeIM in September 2005.

In terms of the process the Trustees followed prior to approving the contract, shareholders should know that:

At the present time, all of your Fund's Trustees — including the chair of the board — are independent of DeIM and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters.

The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters.

DeIM and its predecessors (Deutsche Bank acquired Scudder in 2002) have managed the Fund since inception, and the Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DeIM is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DeIM's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures. The Trustees note approvingly that DeIM has worked with them to implement new, forward-looking policies and procedures in many important areas, such as those involving brokerage commissions and so-called "soft dollars," even when not obligated to do so by law or regulation.

In determining to approve the continuation of the Fund's current investment management agreement, the Board considered factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DeIM by similar funds and institutional accounts advised by DeIM. With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the fee rates paid by the Fund (Class S shares) were lower than the median (2nd quartile) of the applicable Lipper universe as of December 31, 2004. The Board gave only limited consideration to fees paid by similar institutional accounts advised by DeIM, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. In this regard, the Board noted that the Fund's investment management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DeIM of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund, including relative to the Fund's peer group as determined by Lipper. In this regard, the Board noted that the total expenses of the Fund (Class S shares) for the year ending December 31, 2004 were lower than the median (1st quartile) of the applicable Lipper universe. The Board also considered that the various expense limitations agreed to by DeIM effectively limit the ability of the Fund to experience a material increase in total expenses prior to the Board's next annual review of the Fund's contractual arrangements, and also serve to ensure that the Fund's total operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DeIM, both absolute and relative to various benchmarks and industry peer groups. The Board noted that for the one-, three- and five-year periods ended June 30, 2005, the Fund's performance (Class S shares) was in the 2nd quartile of the applicable Lipper universe for each of the one-, three- and five-year periods. The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended June 30, 2005. The Board recognized that DeIM has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DeIM. The Board considered extensive information regarding DeIM, including DeIM's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the current investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by DeIM have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DeIM and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DeIM during 2004 from providing investment management services to the Fund (and, separately, to the entire Scudder fund complex), and reviewed with DeIM the cost allocation methodology used to determine DeIM's profitability. In analyzing DeIM's costs and profits, the Board also reviewed the fees paid to and services provided by DeIM and its affiliates with respect to administrative services, fund accounting, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans). As part of this review, the Board considered information provided by an independent accounting firm engaged to review DeIM's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DeIM and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited, Deutsche Asset Management's overall profitability with respect to the Scudder fund complex (after taking into account distribution and other services provided to the funds by DeIM and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

The practices of DeIM regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund, including DeIM's soft dollar practices. In this regard, the Board observed that DeIM had voluntarily terminated the practice of allocating brokerage commissions to acquire research services from third-party service providers. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DeIM's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DeIM's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DeIM to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DeIM's chief compliance officer, who reports to the Board; (ii) the large number of compliance personnel who report to DeIM's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to restructuring and growing its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for investing in the growth of its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Fund's current investment management agreement, and concluded that the continuation of such agreement was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.

Account Management Resources

For shareholders of Classes A, B, C and Institutional

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	SMLAX	SMLBX	SMLCX	SMLIX
CUSIP Number	811170-802	811170-885	811170-877	81118T-204
Fund Number	466	666	766	544

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites — aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	AMUBX	SCMBX
Fund Number	166	066
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. With respect to accounts that are jointly held, an opt-out request received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence — Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

September 2005

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL
33910.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Code of Ethics  pursuant to Item 2 of Form N-CSR is filed and  attached hereto as EX-99.CODE ETH.

(a)(2)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Managed Municipal Bond Fund,
                                    a series of Scudder Municipal Trust

By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               January 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Managed Municipal Bond Fund,
                                    a series of Scudder Municipal Trust

By:                                 /s/Vincent J. Esposito
                                    ----------------------
                                    Vincent J. Esposito
                                    President

Date:                               January 31, 2006

By:                                 /s/Paul Schubert
                                    ----------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               January 31, 2006